- 2 -

       As filed with the Securities and Exchange Commission on May 1, 1998
                            Registration No. 33-71746


                                    811-8158
                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C
                                     20549
                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933|_|

                         Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. 6 |X|

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|

                               Amendment No. 7 |X|


                              SEPARATE ACCOUNT VA-5
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                 1150 South Olive Street, Los Angeles, CA 90015
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (213) 742-2111

Name and Address of Agent for Service:                        Copy to:

James W. Dederer, Esquire                     Frederick R. Bellamy, Esquire
Executive Vice President, General Counsel and Sutherland, Asbill & Brennan, LLP
Corporate Secretary                               1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Co.    Washington, D.C.  20004-2404
1150 South Olive Street
Los Angeles, CA  90015
                                    Approximate  date  of  proposed  sale to the
                        public: As soon as practicable after effectiveness of the Registration Statement.


Title of securities being registered:
Variable  Annuity Contract

         It is proposed that this filing will become effective: |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 1997 1998pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(i) |_| on ________________ pursuant to paragraph (a)(i)


         If appropropriate, check the following box:
                  |_|this  Post-Effective  Amendment  designates a new effective
                     date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                     PART A

Item of Form N-4                                                                Prospectus Caption

1.   Cover Page...............................................    Cover Page

2.   Definitions..............................................    Definitions

3.   Synopsis.................................................    Key Features of the Contracts

4.   Condensed Financial Information..........................    Condensed Financial Information

5.   General
     (a)                                             Depositor         Transamerica Occidental Life Insurance Company;
                                                                       Available Information
     (b)                                            Registrant         The Variable Account
     (c)                                     Portfolio Company         The Portfolios
     (d)                                  Portfolio Prospectus         The Portfolios
     (e)                                         Voting Rights         Voting Rights

6.   Deductions and Expenses..................................
     (a)                                               General         Charges and Deductions
     (b)                                          Sales Load %         Not Applicable
     (c)                                 Special Purchase Plan         Not Applicable
     (d)                                           Commissions         Distribution of the Contracts
     (e)                                         Fund Expenses         The Funds
     (f)                                    Operating Expenses         Variable Account Fee Table

7.   Contracts
     (a)                                   Persons with Rights         The Contract; Application and Purchase
                                                                       Payments; Cash Withdrawals; Account Value;
                                                                       Death Benefit; Voting Rights
     (b)                 (i)   Allocation of Purchase Payments
                 Payments.....................................    Allocation of Purchase Payments
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters
     (c)                                               Changes         Addition, Deletion, or Substitution

     (d)                                             Inquiries         Key Features of the Contracts; Available
                                                                       Information

8.   Annuity Period...........................................    Annuity Payments

9.   Death Benefit............................................    Death Benefit






10.        Purchase and Contract Balances

     (a)                                             Purchases         Application and Purchase Payments
     (b)                                             Valuation         Account Value; Appendix A
     (c)                                     Daily Calculation         Account Value
     (d)                                           Underwriter         Distribution of the Contracts

11.        Redemptions
     (a)                                    By Contract Owners         Cash Withdrawals; Automatic Payout Option
           By Annuitant.......................................    Not Applicable
     (b)                                             Texas ORP         Not Applicable
     (c)                                           Check Delay         Cash Withdrawals
     (d)                                                 Lapse         Not Applicable
     (e)                                             Free Look         Key Features of the Contracts; Application and
                                                                       Purchase Payments

12.        Taxes..............................................    Federal Tax Matters

13.        Legal Proceedings..................................    Legal Proceedings

14.        Table of Contents for the
     Statement of
     Additional Information...................................    Statement of Additional Information Table of
                                                                  Contents


                                     PART B

Item of Form N-4                                                                Statement of Additional
                                                                                Information Caption

15.        Cover Page.........................................    Cover Page

16.        Table of Contents..................................    Table of Contents

17.        General Information
     and History..............................................    (Prospectus) Transamerica Occidental Life
                                                                  Insurance Company; (Prospectus) Available
                                                                  Information; Transamerica

18.        Services...........................................
     (a)                                     Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table;
                                                                  (Prospectus) The Portfolios
     (b)                                  Management Contracts         (Prospectus) Third Party Administrator
     (c)                                             Custodian         Safekeeping of Account Assets; Records and
                                                                       Reports
           Independent Auditors  .............................    Experts
     (d)                                  Assets of Registrant         Not Applicable
     (e)                                     Affiliated Person         Not Applicable
     (f)                                 Principal Underwriter         Not Applicable





19.        Purchase of Securities
     Being Offered............................................    (Prospectus) The Contract
     Offering Sales Load......................................    Not Applicable

20.        Underwriters.......................................    (Prospectus) Distribution of the Contracts
21.        Calculation of Performance
     Data.....................................................    (Prospectus) Performance Data; Performance Data
22.        Annuity Payments...................................    (Prospectus) Annuity Payments; Annuity Period
23.        Financial Statements...............................    Financial Statements


                           PART C -- OTHER INFORMATION

Item of Form N-4                                                       Part C Caption

24.        Financial Statements
     and Exhibits.............................................    Financial Statements and Exhibits
     (a)                                  Financial Statements         Financial Statements
     (b)                                              Exhibits         Exhibits

25.        Directors and Officers of
     the Depositor............................................    Directors and Officers of the Depositor

26.        Persons Controlled By or Under Common Control
     with the Depositor or Registrant                                  Persons Controlled By or Under Common Control
                                                                       with the Depositor or Registrant

27.        Number of Contract Owners..........................    Number of Contract Owners

28.        Indemnification....................................    Indemnification

29.        Principal Underwriters.............................    Principal Underwriter

30.        Location of Accounts
     and Records..............................................    Location of Accounts and Records

31.        Management Services................................    Management Services

32.        Undertakings.......................................    Undertakings

     Signature Page...........................................    Signature Page


                     DISTINCT ASSETSsm FROM TRANSAMERICA(R)

                               A VARIABLE ANNUITY

                                    Issued by

                          Transamerica Occidental Life
                                Insurance Company



The Distinct Assetssm from Transamerica(R), a Variable Annuity, (formerly called the Schwab Investment Advantage) ("Contract") is a combination variable and fixed annuity issued by Transamerica Occidental Life Insurance Company. It allows you to invest in your choice of eleven different mutual fund Portfolios offered by eight different mutual fund investment advisers. It also provides a Fixed Account option with different maturities which provide guaranteed annual returns. You may withdraw funds in the Contract as a lump sum, through a systematic withdrawal option, or from a choice of Annuity Payment Options.


The Contract is not currently being sold. However, additional Purchase Payments may be made to existing contracts. There are no sales charges, redemption, surrender or withdrawal charges.


Your investment in the Contract may be allocated among eleven Sub-Accounts of Transamerica Separate Account VA-5 ("Variable Account") and the available Guarantee Periods of the Fixed Account. Based on your instructions, your Investment in the Contract may be invested in Portfolios of various mutual funds (open-end investment companies or series thereof) offered by fund families such as American Century, Federated, INVESCO, Janus, Lexington(R), Schwab Funds(R), SteinRoe, and Strong. You also have the option of allocating some or all of your investment in the Contract to one or more Guarantee Periods, each of which offers you a specified interest rate for a specified period.


The wide array of mutual fund choices and Fixed Account options allows you to select a mix of investment vehicles specifically suited to your particular risk tolerances, as well as investment objectives and adviser preferences. Prior to the Annuity Date, you are free to transfer amounts among the Portfolios; transfers involving the Fixed Account are limited to 10 during any Contract Year. This ability to transfer assets among the various Portfolios and the Guarantee Periods of the Fixed Account allows you to change your investment mix in response to changes in your personal objectives or investment outlook.

Your Account Value, except for amounts in the Fixed Account, will increase or decrease based on the investment performance of the Portfolios you select. You bear the entire investment risk under the Contract prior to the Annuity Date for all amounts in the Variable Account. While there is a guaranteed death benefit, there is no guaranteed or minimum Account Value for amounts in the Variable Account. Therefore, the Account Value you receive could be less than the total amount you have invested.

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE  SECURITIES
 AND EXCHANGE  COMMISSION NOR HAS THE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.


                          Prospectus Dated May 1, 1998


The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

The Contract offers a number of ways of withdrawing funds at a future date, including a lump-sum payment and several annuity payment forms. You may choose the Annuity Date on which the annuity payments begin.


Full or partial withdrawals from the Variable Account may be made at any time before the Annuity Date. Up to ten partial withdrawals may be made from the Fixed Account during any Contract Year. Generally, withdrawals are subject to ordinary income taxes and if made prior to age 59 1/2, to a 10% federal income penalty tax. Withdrawals or transfers from a Guarantee Period of the Fixed Account before its Expiration Date will also be subject to an interest adjustment which will reduce the interest earned to 3% per year on the amount withdrawn.


For information about your Contract contact the Service Center, at 800-258-4260 or P.O. Box 31848 Charlotte, North Carolina 28231-1848.


About This Prospectus: This Prospectus concisely presents important information you should have before investing in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 1998 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, and may be obtained without charge by contacting Transamerica at 800-258-4260 or P.O. Box 31848, Charlotte, North Carolina 28231-1848.

                                TABLE OF CONTENTS

                                                                           Page
DEFINITIONS.............................................................    iv
KEY FEATURES OF THE CONTRACT............................................    1
CONDENSED FINANCIAL INFORMATION.........................................    7
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND THE VARIABLE
     ACCOUNT............................................................    9
THE PORTFOLIOS..........................................................   10
THE FIXED ACCOUNT.......................................................   13
THE CONTRACT............................................................   15
PURCHASE PAYMENTS.......................................................   16
ACCOUNT VALUE...........................................................   16
TRANSFERS...............................................................   17
CASH WITHDRAWALS........................................................   19
TELEPHONE TRANSACTIONS..................................................   22
DEATH BENEFIT...........................................................   22
CHARGES AND DEDUCTIONS..................................................   23
ANNUITY PAYMENTS........................................................   25
FEDERAL TAX MATTERS.....................................................   29
PERFORMANCE DATA........................................................   33
DISTRIBUTION OF THE CONTRACTS...........................................   34
VOTING RIGHTS...........................................................   34
LEGAL PROCEEDINGS.......................................................   35
LEGAL MATTERS...........................................................   35
ACCOUNTANTS.............................................................   35
AVAILABLE INFORMATION...................................................   35
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS...................   36


------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN
CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.
 ----------------------------------------------------------------------------
--------------------


                                   The Contract is not available in all states.

                                   DEFINITIONS

Account Value: The Account Value of a particular Contract is equal to the sum of: (a) the Fixed Accumulated
Value plus (b) the Variable Accumulated Value.

Annuitant: The person named on the application and whose life is used to determine the amount of monthly annuity payments on the Annuity Date. The Annuitant cannot be changed after the Contract has been issued, except upon the Annuitant's death prior to the Annuity Date if a Contingent Annuitant has previously been named. In the case of a Qualified Contract, the Owner must be the Annuitant.

Annuity Date: The date on which the Account Value, less any applicable premium taxes, will be applied to provide an Annuity for you under the annuity form you selected. Unless a different Annuity Date is elected under the annuity payment provisions, the Annuity Date will be as shown in the Contract. The date annuity payments start is the Commencement of Annuity Payment Date shown in the Contract.

Code: The Internal Revenue Code of 1986, as amended and the rules and regulations issued thereunder.

Contract: An individual annuity contract issued by Transamerica or a certificate issued by Transamerica which evidences coverage under a group annuity.

Expiration Date: The last day of a Guarantee Period.

Fixed Account: The Fixed Account is part of Transamerica's general account to which you may allocate Net Purchase Payments. The Fixed Account provides guarantees of principal and income. Special limits apply to transfers of Account Value to and from the Fixed Account.

Fixed Accumulated Value: The total dollar amount of all Guarantee Amounts held under the Fixed Account for the Contract prior to the Annuity Date.

Guarantee Amount: The Guarantee Amount is equal to: (a) the amount of the Net Purchase Payment or transfer allocated to a particular Guarantee Period of the Fixed Account with a particular Expiration Date; less (b) any withdrawals or transfers made from that Guarantee Period; less (c) any applicable Transfer Fee; less (d) reductions for the Annual Contract Charge; and plus (e) interest credited.

Guarantee Period: The period for which Transamerica will guarantee a specified interest rate for amounts allocated or transferred to the Fixed Account. The guarantee period will be at least one year in duration.

Net Purchase Payment: A Purchase Payment reduced by any applicable premium tax charge (including charge for retaliatory premium taxes) (see "Premium Tax Charge," page 24 ).

Owner or You: The person(s) who, while living, control(s) all rights and
benefits under the Contract.   Joint
Owners must be husband and wife as of the Annuity Issue Date, in most states.
 Qualified Contracts cannot have
Joint Owners.

Payee: The person who receives the annuity payments after the Annuity Date. The Payee will be the Annuitant unless, in the case of a non-qualified contract, you designate some other person to be the Payee.


Portfolio:  (1) A separate "series" or portfolio of investments within a mutual fund or (2) a mutual fund
available for investment under the Contract.

Qualified Contract: A Contract used in connection with an individual retirement annuity ("IRA") which receives special federal income tax treatment under
Section 408 of the Code.

Receipt: Receipt and acceptance by us at our Service Center.

Service Center: The Annuity Service Center, P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone
800-258-4260.

Sub-Account: A subdivision of the Variable Account investing solely in shares of one of the Portfolios.

Variable Account: Transamerica Separate Account VA-5 which is not part of Transamerica's general account. The
Variable Account is divided into Sub-Accounts.

Variable Accumulated Value: The total dollar amount of all Variable Accumulation Units under each Sub-Account of the Variable Account held for the Contract prior to the Annuity Date.

We, our, us, or Transamerica: Transamerica Occidental Life Insurance Company.

                          KEY FEATURES OF THE CONTRACT

Distinct Assets from Transamericasm, a Variable Annuity (formerly called the Schwab Investment Advantage) ("Contract") allows you to invest currently in your choice of eleven different mutual fund Portfolios offered by eight different mutual fund investment advisers. You can also invest in the Fixed Account option. You may withdraw funds in the Contract as a lump sum, through a systematic withdrawal option, or from a choice of annuity payment options. Your Account Value will vary with the investment performance of the Portfolios you select. You bear the entire investment risk for all amounts invested in the Variable Account. The Account Value could be less than the total amount you have invested.

Who should invest. The Contract is designed for individual investors who are seeking long-term tax-deferred asset accumulation with a wide range of investment options. The Contract can be used for retirement or other long-term investment purposes. The deferral of income taxes is particularly attractive to investors in high federal and state tax brackets who have already taken full advantage of their ability to make IRA contributions or "pre-tax" contributions to their employer sponsored retirement or savings plans.

A Wide Range of Investment Choices. The Contract gives you an opportunity to select among eleven different Portfolios offered by eight different mutual fund investment advisers and the Fixed Account option. The mutual fund investment options cover a wide range of investment objectives as follows:



              Aggressive Growth            Stein  Roe  Special  Venture  Fund,
Variable Series

                                                       Strong Discovery Fund II

              Growth                                   Janus Aspen Growth Portfolio
                                                       American Century VP Capital Appreciation

              Growth & Income                          Federated American Leaders Fund II
                                                       INVESCO VIF-Industrial Income Portfolio

              Balanced/Asset Allocation                INVESCO VIF-Total Return Portfolio


              International                            Lexington(R) Emerging Markets Fund


              High Yield Bond                          INVESCO VIF-High Yield Portfolio

              Government Bond                          Federated Fund for U.S.
Government Securities II

              Money Market                             Schwab Money Market Portfolio



The Stein Roe Special Venture Fund, Variable Series was previously called SteinRoe Capital Appreciation Fund. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in their individual Fund Prospectuses which are available without charge from the Service Center, P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone 800-258-4260.

(See "The Portfolios," page 10.)

The Fixed Account Option. The Contract also gives you an opportunity to allocate your net Purchase Payments and to transfer your Account Value to the Fixed Account. The Fixed Account is divided into Guarantee Periods, each of which has its own guaranteed interest rate and its own expiration date. Each time amounts are allocated or transferred to the Fixed Account, a new Guarantee Period is established. The guaranteed interest rate for the Guarantee Period will depend on the date the Guarantee Period is established and the duration of the Guarantee Period you select from among those available. The guaranteed interest rate will be at least 3% per year. Transamerica may, in its discretion, declare interest rates in excess of the 3% minimum annual rate. Amounts withdrawn or transferred from a Guarantee Period prior to its Expiration Date will be subject to an interest adjustment which will reduce the interest earned to the 3% minimum annual rate. (See "The Fixed Account," page 13.)


How to Invest. New Contracts are not sold, but additional Purchase Payments of at least $1,000 may be made to Contracts already purchased before May 1, 1997. Sales of new Contracts may resume in the future. (See "Purchase Payments," page 16.)


Charges and Deductions Under the Contract. The Contract is a "no load" variable annuity and imposes no sales charges, redemption or withdrawal charges.

There is a Mortality and Expense Risk Charge at an effective annual rate of 0.85% of the value of the net assets in the Variable Account. An Annual Contract Charge of $25 (or 2% of Account Value, if lower) will be deducted from your Account Value.

Although we currently do not deduct any additional charge for administrative expenses, we reserve the right to deduct one. We guarantee that this charge will never exceed an effective annual rate of 0.15% of your Variable Accumulated Value, if imposed.

Depending on your state of residence, we may deduct a charge for state premium taxes from purchase payments or amounts withdrawn or at the Annuity Date. (See "Charges and Deductions," page 23.)

Switching Investments. You may switch investments among the Portfolios of the Variable Account as often as you like. However, you may make up to only ten transfers involving the Fixed Account during any Contract Year. You may make a transfer by giving telephone instructions or making a written request to our Service Center. For any transfer, the minimum amount which may be transferred is $1,000 (or the entire value of the Portfolio or Guarantee Period being transferred, if less). Ten free transfers will be allowed per Contract Year and a charge of $10 (or 2% of the amount of the transfer, whichever is less) will be imposed for each subsequent transfer during that Contract Year. Amounts transferred out of a Guarantee Period prior to its Expiration Date will be subject to an interest adjustment which will reduce the interest earned to the 3% per year minimum rate. (See "The Fixed Account," page 13.)

Full and Partial Withdrawals. You may withdraw all or part of your Account Value before the earlier of the Annuity Date you selected or the Annuitant's or an Owner's death. Withdrawals may be taxable and if made prior to age 591/2 may be subject to a 10% penalty tax. Withdrawals from a Guarantee Period prior to its Expiration Date will be subject to an interest adjustment which will reduce the interest earned to 3%. (See "The Fixed Account," page 13.) Transamerica may delay payment of any withdrawal from the Fixed Account for up to six months. (See "Cash Withdrawals," page 19.)

Annuity Forms. Beginning on the first day of the month immediately following the Annuity Date you select (which generally may not be later than the Annuitant's age 85), you may receive annuity payments on a fixed basis. A wide range of annuity forms are available to provide flexibility in choosing an annuity payment schedule that meets your particular needs. These annuity forms include alternatives designed to provide payments for life (for either a single or joint life) with or without a guaranteed minimum number of payments.


Death Benefit. If the death of an Owner or the Annuitant specified in your Contract occurs prior to the Annuity Date, a Death Benefit will be paid to the appropriate Beneficiary. The Death Benefit will be the greater of the sum of your Purchase Payments, less withdrawals and any applicable premium taxes, or the then current Account Value. The person(s) to whom benefits are payable may elect to receive the Death Benefit proceeds as a lump sum or as Annuity Payments.

Customer Service. Transamerica's professionals are available toll-free to assist you. If you have any questions about your Contract, please telephone the Service Center 800-258-4260 or write to the Service Center P.O. Box 31848, Charlotte, North Carolina 28231-1848. All inquiries should include the Contract Number, your name and the Annuitant's name. As a Contract Owner you will receive confirmations regarding any transactions relating to your Contract, as well as a quarterly contract statements and the Annual and Semi-Annual Reports of the Portfolios.

                                        VARIABLE ANNUITY FEE TABLE

      The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses of the Variable Account as well as of the Portfolios. The table assumes that the entire Account Value is in the Variable Account. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" on page 23 of this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, premium taxes may be applicable.

Contract Owner Transaction Expenses (1)


           Sales Load...........................................None
           Surrender Fee........................................None
           Transfer Fee (First 10 Per Year)(2)..................None
           Annual Contract Charge(3)............................$25.00

Variable Account Annual Expenses(1)
(as a percentage of average Variable
Account assets)
           Mortality and Expense Risk Charge...................0.85%
           Administrative Expense Charge(4)....................0.00%
           Other Fees and Expenses of the Variable Account.....0.00%
           Total Variable Account Annual Expenses..............0.85%



(1) The Contract Owner Transaction Expenses apply to each Contract, regardless of how Account Value is allocated between the Variable Account and the Fixed Account. The Variable Account Annual Expenses do not apply to the Fixed Account.

(2) There is a $10 (or 2% of the amount of the transfer, whichever is less) fee for each transfer in excess of 10 in any Contract Year.

 (3) This is a maximum annual charge. The Annual Contract Charge is the lesser of $25 or 2% of Account
Value.

 (4) There is currently no Administrative Expense Charge. If one is added in the future, it will not exceed an annual rate of 0.15% of the Variable Account assets.


                                       Portfolio Annual Expenses(1)
                 (as a percentage of Portfolio net assets, after expense reimbursements)

                                                                                                   Total
                                                             Management           Other          Portfolio
                                                                Fees            Expenses         Expenses
Portfolio
American Century VP Capital Appreciation  ....................1.00%                0.00%            1.00%
Federated American Leaders Fund II............................0.66%                0.19%            0.85%
Federated Fund for U.S. Government Securities II..............0.15%                0.65%            0.80%
INVESCO VIF-High Yield Portfolio..............................0.60%                0.23%            0.83%
INVESCO VIF-Industrial Income Portfolio.......................0.75%                0.16%            0.91%
INVESCO VIF-Total Return Portfolio............................0.75%                0.17%            0.92%
Janus Aspen Growth Portfolio..................................0.65%                0.05%            0.70%
Lexington(R)Emerging Markets Fund..............................0.85%                0.99%            1.84%
Schwab Money Market Portfolio.................................0.25%                0.25%            0.50%
Stein Roe Special Venture Fund, Variable Series(2)............0.50%                0.23%            0.73%
Strong Discovery Fund II......................................1.00%                0.18%            1.18%

(1) The figures given above are based on expenses that would have been incurred in the absence of expense offset arrangements, if any, for1997. If expense offset arrangements were in place, the actual amount paid by the Portfolio would be less than that specified above; see the Portfolios' prospectuses for more information. Additionally, from time to time, a Portfolio's investment adviser, in its sole discretion, may waive all or part of its fees and/or voluntarily assume certain Portfolio expenses. For a more complete description of the Portfolios' fees and expenses, see the Portfolio's prospectuses. As of the date of this Prospectus, certain fees are being waived or expenses are being assumed, in each case on a voluntary basis. Without such waivers or reimbursements, the management fees, other expenses and total portfolio annual expenses that would have been incurred for the last completed fiscal year would be: 0.74%, 0.04% and 0.78% for Janus Aspen Growth Portfolio; 0.85%, 1.06% and 1.91% for Lexington(R) Emerging Markets Fund; and 0.46%, 0.25% and 0.71% for Schwab Money Market Portfolio. No other Portfolios waived fees or reimbursed expenses. See the Portfolios' prospectuses for a discussion of fee waiver and expense reimbursements.
(2) The Stein Roe Special Venture Fund, Variable Series was previously called SteinRoe Capital Appreciation Fund.

                                               EXAMPLES(1)

         The following chart reflects the $25 Annual Contract Charge as an annual charge of 0.042% of assets based on an approximate average Account Value of $60,000. The chart assumes a 5% annual return before expenses. The tabular information also assumes that the entire Account Value is allocated to the particular Sub-Account. These examples assume that no premium taxes have been assessed (although premium taxes may be applicable - see "Premium Tax Charge," page 24).

         If you retain, annuitize, or surrender the Contract at the end of the applicable time period, assuming a $1,000 Purchase Payment, you would pay the following fees and expenses:

Sub-Account                                            1 Year           3 Years           5 Years         10 Years
------------------------------------------------------------------------------------------------------------------



American Century VP Capital Appreciation ......        $19.71           $60.97            $104.78          $226.60
Federated American Leaders Fund II.............        $18.20           $56.38            $97.05           $210.70
Federated Fund for U.S. Government Securities II       $17.70           $54.85            $94.46           $205.35
INVESCO VIF-High Yield Portfolio...............        $18.00           $55.77            $96.02          $208.56
INVESCO VIF-Industrial Income Portfolio........        $18.81           $58.22            $100.15         $217.09
INVESCO VIF-Total Return Portfolio.............        $18.91           $58.53            $100.67         $218.15
Janus Aspen Growth Portfolio...................        $16.69           $51.78            $89.26          $194.55
Lexington(R)Emerging Markets Fund...............        $28.13           $86.26            $147.01         $311.06
Schwab Money Market Portfolio..................        $14.67           $45.60            $78.78           $172.60
Stein Roe Special Venture Fund Variable Series.$16.99  $52.70           $90.82           $197.80
Strong Discovery Fund II.......................        $21.52           $66.44            $113.99         $245.35



THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

The assumed 5% annual return is only hypothetical. It is not a representation of past or future returns. Future returns could be greater or less than this assumed rate.

(1) The Portfolio Annual Expenses and these examples are based on data provided by the Portfolios. Transamerica has no reason to doubt the accuracy or completeness of that data, but Transamerica has not verified the Funds' figures. In preparing the Portfolio Expense table and the Examples above, Transamerica has relied on the figures provided by the Portfolios.

(2) The American Century VP Capital Appreciation was called the TCI Growth Portfolio previous to May 1, 1997.

Federal Income Tax Consequences

      A Contract Owner who is a natural person generally should not be taxed on increases in the Account Value (if any) until a distribution under a Contract occurs (e.g., a withdrawal or Annuity Payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the Contract). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient (if permitted) elects otherwise. In addition, a federal penalty tax may apply to certain distributions or deemed distributions. (See "Federal Tax Matters," page 29.)

NOTES:

      The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus and in the prospectuses for the Portfolios which should be referred to for more detailed information.

      With respect to Qualified Contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the Contract, or limitations or penalties imposed by the Code as amended, may impose additional limits or restrictions on Purchase Payments, withdrawals, surrenders, distributions, or benefits, or on other provisions of the Contract. This Prospectus does not describe any such limitations or restrictions. (See "Federal Tax Matters," page 29.)

                                     CONDENSED FINANCIAL INFORMATION

      The  following  condensed  financial   information  is  derived  from  the
financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information in the Statement of Additional Information.


      The  following  table  sets  forth  certain   information   regarding  the
Sub-Accounts for the period from commencement of business operations of these Sub-Accounts on April 25, 1994, through December 31,1997.


Financial statements for the Variable Account and Transamerica and reports of the independent certified public accountants are available in the Statement of Additional Information.

                                                                          Accumulation         Accumulation
No. of Units
                                                                           Unit Values          Unit Values
Outstanding
                                                                              as of                as of
as of
Sub-Accounts (commenced 4/25/94)                       4/25/94              12/31/94             12/31/94


American Century VP Balanced (1)                        $9.798                $9.773              8,724.244
American Century VP Capital Appreciation                $9.666                $9.695             42,130.724
Federated American Leaders Fund II                      $9.768               $10.024             53,914.919
Federated Fund for U.S. Government Securities II        $9.994               $10.114             46,770.953
INVESCO VIF-High Yield Portfolio                        $9.994                $9.996             60,841.351
INVESCO VIF-Industrial Income Portfolio                 $9.993               $10.058             49,645.395
INVESCO VIF-Total Return Portfolio                     $10.004               $10.110            100,047.367
Janus Aspen Growth Portfolio                            $9.965                $9.950             79,075.200
Lexington(R)Emerging Markets Fund                        $9.704               $10.011            123,057.764
Schwab Money Market Portfolio                           $0.999                $1.019          7,182,951.890

 Stein Roe Special Venture Fund,
           Variable Series(2)..................$9.380  $10.204        85,615.721

Strong Discovery Fund II                               $10.723               $10.848            134,743.547

                                                      Accumulation        Accumulation         No. of Units
                                                       Unit Values         Unit Values          Outstanding
                                                          as of               as of                as of

Sub-Accounts                                             1/1/95             12/31/95             12/31/95
            ---------------------------------------------------------------------------------------------
American Century VP Balanced(1)                          $9.773              $11.736             25,564.912
American Century VP Capital Appreciation                 $9.695              $12.603            452,055.571
Federated America Leaders Fund II                       $10.024              $13.350            369,810.694
Federated Fund for U.S. Government Securities II        $10.114              $10.950            268,795.355
INVESCO VIF-High Yield Portfolio                         $9.996              $11.870            325,562.577
INVESCO VIF-Industrial Income Portfolio                 $10.058              $12.891            523,887.849
INVESCO VIF-Total Return Portfolio                      $10.110              $12.310            475,508.048
Janus Aspen Growth Portfolio                             $9.950              $12.843            567,398.939
Lexington(R)Emerging Markets Fund                        $10.011               $9.536            333,348.590
Schwab Money Market Portfolio                            $1.019               $1.064         14,778,494.692

Stein Roe Special Venture Fund,
     Variable Series(2)                                 $10.204              $11.307            234,375.748
Strong Discovery Fund II                                $10.848              $14.550            501,172.961





                                                      Accumulation        Accumulation         No. of Units
                                                       Unit Values         Unit Values          Outstanding
                                                          as of               as of                as of
Sub-Accounts                                             1/1/96             12/31/96             12/31/96


American Century VP Balanced (1)                         $11.736             $13.054           16,117.850
American Century VP Capital Appreciation                 $12.603             $11.942          425,786.350
Federated America Leaders Fund II                        $13.350             $16.092          918,872.236
Federated Fund for U.S. Government Securities II         $10.950             $11.313          543,849.780
INVESCO VIF-High Yield Portfolio                         $11.870             $13.722          549,414.323
INVESCO VIF-Industrial Income Portfolio                  $12.891             $15.629          901,758.145
INVESCO VIF-Total Return Portfolio                       $12.310             $13.693          672,805.354
Janus Aspen Growth Portfolio                             $12.843             $15.084        1,209,092.299
Lexington(R)Emerging Markets Fund                          $9.536             $10.161          570,871.216
Schwab Money Market Portfolio                             $1.064              $1.108       20,961,560.414

Stein Roe Special Venture Fund,
     Variable Series(2)                                  $11.307             $14.232          700,859.132
Strong Discovery Fund II                                 $14.550             $14.543          601,379.985


                                                      Accumulation        Accumulation         No. of Units
                                                       Unit Values         Unit Values          Outstanding
                                                          as of               as of                as of
Sub-Accounts                                             1/1/97             12/31/97             12/31/97

American Century VP Balanced (1)                         $13.054             $14.990            3,433.417
American Century VP Capital Appreciation                 $11.942             $11.456           97,638.898
Federated American Leaders Fund II                       $16.092             $21.116          228,317.011
Federated Fund for U.S. Government Securities II         $11.313             $12.180          102,037.540
INVESCO VIF-High Yield Portfolio                         $13.722             $15.965          138,062.213
INVESCO VIF-Industrial Income Portfolio                  $15.629             $19.862          239,951.152
INVESCO VIF-Total Return Portfolio                       $13.693             $16.688          106,763.914
Janus Aspen Growth Portfolio                             $15.084             $18.359          307,663.000
Lexington(R)Emerging Markets Fund                         $10.161              $8.911          144,078.100
Schwab Money Market Portfolio                             $1.108              $1.155        2,563,488.125
Stein Roe Special Venture Fund, Variable Series(2)       $14.232             $15.214          199,493.020
Strong Discovery Fund II                                 $14.543             $16.062          134,922.307


(1)The American Century VP Balanced was called the TCI Balanced Portfolio prior to May 1, 1997. The American Century VP Balanced Sub-Account, which was offered prior to May 1, 1995, remains part of the Variable Account and is included in the Condensed Financial Information and financial statement. However, the American Century VP Balanced Sub-Account is no longer available for investment.


(2)The  Stein  Roe  Special  Venture  Fund,   Variable  Series  was  previously
  called  SteinRoe  Capital
Appreciation Fund.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
AND THE VARIABLE ACCOUNT

Transamerica Occidental Life Insurance Company

      Transamerica Occidental Life Insurance Company ("Transamerica") is a stock life insurance company incorporated under the laws of the State of California in 1906. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned subsidiary of Transamerica Insurance Corporation of California which, in turn, is a direct subsidiary of Transamerica Corporation. The address of Transamerica is 1150 South Olive Street, Los Angeles, California 90015 and the telephone number for Transamerica is (213) 742-2111.

Published Ratings

      We may from time to time publish in advertisements, sales literature and reports, the ratings and other information assigned to Transamerica by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the safety or the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, our claims-paying ability as measured by Standard & Poor's Insurance Ratings Services or Duff & Phelps may be referred to in advertisements or sales literature or in reports. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms, including its obligations under the Fixed Account provisions of this Contract. Such ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

The Variable Account

      Separate Account VA-5 of Transamerica ("Variable Account") was established by us as a separate account under the laws of the State of California on September 28, 1993, pursuant to resolutions of our Board of Directors. The Variable Account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the Variable Account.

      The assets of the Variable Account are owned by Transamerica but they are held separately from our other assets. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to our other income, gains or losses. Therefore, the investment performance of the Variable Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

      The Variable Account currently has eleven Sub-Accounts available for investment, each of which invests solely in a specific corresponding mutual fund Portfolio. (See "The Portfolios," page 10.) Changes to the Sub-Accounts may be made at our discretion. (See "Addition, Deletion, or Substitution," page 12.)

                                              THE PORTFOLIOS

      The Portfolios described below are exclusively for use as funding vehicles for insurance products, and qualified plans in certain circumstances, and, consequently, are not publicly available mutual funds. Each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate investment portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. See the Portfolios' prospectuses for more information.

American Century Variable Portfolios, Inc.

      American Century VP Capital Appreciation: Seeks capital growth by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, better-than-average potential for appreciation. The Portfolio's investment manager intends to stay fully invested in such securities, regardless of the movement of stock prices generally.

Federated  Insurance  Series

      Federated American Leaders Fund II: Seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65% of its total assets (under normal circumstances) in common stocks of "blue-chip" companies.

      Federated  Fund for  U.S.  Government  Securities  II:  Seeks  to
provide  current  income  through
      investment of at least 65% of its total assets (under normal circumstances) in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or
      which  are  guaranteed  by  the  U.S.  government,   its  agencies,   or
 instrumentalities  and  in
      collateralized mortgage obligations issued by U.S. government agencies and instrumentalities.

INVESCO Variable Investment Funds, Inc.


      INVESCO VIF-Industrial Income Portfolio: Seeks the best possible current income while following sound investment practices. Capital growth potential is an additional, consideration in the selection of portfolio securities. The Industrial Income Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities, such as corporate bonds. INVESCO VIF-Total Return Portfolio: Seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

      INVESCO VIF-High Yield Portfolio: Seeks a high level of current income by investing substantially all of its assets in lower-rated bonds and other debt securities and in preferred stock. Lower-rated bonds are sometimes referred to as "junk bonds." The High Yield Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective.

Janus Aspen Series

      Janus Aspen Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Growth Portfolio's investments will be incidental to its primary objective. The Growth Portfolio seeks to achieve its investment objective by investing substantially all of its assets in common stock when its portfolio manager believes that the relevant market environment favors profitable investing in those securities. Generally, the Portfolio emphasizes issuers with larger market capitalizations.


Lexington(R) Emerging Markets Fund, Inc.

      Lexington(R) Emerging Markets Fund: Seeks long term growth of capital by investing primarily in emerging country and emerging market equity securities. For purposes of its investment objective, the Fund considers emerging country equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing. The Fund may also invest in equity securities and equivalents traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries or markets or sales made in such countries.


Schwab Annuity Portfolios

      Schwab Money Market Portfolio: Seeks maximum current income consistent with liquidity and stability of capital. It seeks to achieve its objective by investing in short-term money market instruments. This Portfolio is neither insured nor guaranteed by the United States Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

SteinRoe Variable Investment Trust


      Stein Roe Special Venture Fund, Variable Series: Seeks growth of capital, the Fund pursues this objective by investing primarily in common stocks, convertible securities, and other securities having common stock characteristics selected for prospective capital growth.


Strong Discovery Fund II, Inc.

      Strong  Discovery  Fund II:  Seeks  capital  growth.  The Fund  invests in securities that the Fund's investment adviser believes represent attractive growth opportunities. The Fund normally emphasizes equity investments, although it has the flexibility to invest in any security the Fund's investment adviser believes has the potential for capital appreciation.


      The American Century VP Capital Appreciation is advised by American Century Investment Management,
Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds. The two
Federated Insurance Series Portfolios are advised by Federated Advisers of Pittsburgh, Pennsylvania. The
three INVESCO Variable Investment Funds, Inc., Portfolios are advised by INVESCO Funds Group, Inc., of
Denver,  Colorado.  The Janus Aspen Growth  Portfolio is advised by Janus
 Capital  Corporation  of Denver,
Colorado.  The Lexington(R) Emerging Markets Fund is advised by Lexington
 Management  Corporation of Saddle
Brook,  New  Jersey.   The  Schwab  Money  Market  Portfolio  is  advised  by
Charles  Schwab  Investment
Management,  Inc., of San Francisco,  California.  The Stein Roe Special Venture
 Fund,  Variable Series is
advised by Stein Roe & Farnham Incorporated of Chicago, Illinois. Strong Discovery Fund II is advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.


                                                  * * *
      Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio  managers  anticipate  changing economic and market  conditions.
 THERE IS NO ASSURANCE THAT
ANY OF THESE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

      The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

      Each Portfolio is registered with the Commission as an open-end management investment company or a series thereof. The Commission does not supervise the management or the investment practices and policies of any of the Portfolios.

      Since some of the Portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life products and to qualified plans in certain circumstances, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more other separate accounts or qualified plans investing in the Portfolios. In the event of a material conflict, the affected insurance companies or qualified plans are required to take any necessary steps to resolve the matter, including stopping their separate accounts or qualified plans from investing in the Portfolios. See the Portfolios' prospectuses for more details.

      Additional information concerning the investment objectives and policies of all of the Portfolios and the investment advisory services and administrative services and charges can be found in the current prospectuses for the Portfolios, which can be obtained by calling the Service Center at 800-258-4260 or by writing to the Service Center, P.O. Box 31848, Charlotte, North Carolina 28231-1848. The Portfolios' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments to, or transfers among, the Sub-Accounts.

Addition, Deletion, or Substitution

      Transamerica does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Purchase Payments or transfers, so Transamerica retains the right to make changes in the Variable Account and in its investments.

      Transamerica reserves the right to eliminate the shares of any Portfolio held by a Sub-Account and to substitute shares of another Portfolio or of another investment company, for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in our judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. To the extent required by the 1940 Act, a substitution of shares attributable to the Owner's interest in a Sub-Account will not be made without prior notice to the Owners and the prior approval of the Commission. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of requests made by Owners.

      New Sub-Accounts may be established when, in our discretion, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by us. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle. We may also eliminate one or more Sub-Accounts if, in our sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Sub-Account is eliminated, we will notify the Owners and request a re-allocation of the amounts invested in the eliminated Sub-Account. We also reserve the right to restrict the transfer privilege.

      In the event of any such substitution or change, we may make such changes to your Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

                                            THE FIXED ACCOUNT

      This Prospectus is generally intended to serve as a disclosure document only for the Contract and the Variable Account. For complete details regarding the Fixed Account, see the Contract itself.

      Purchase Payments allocated to and amounts transferred to the Fixed Account become part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the Fixed Account.

      The Guarantee Periods of the Fixed Account are part of the general account of Transamerica. The general account of Transamerica consists of all the general assets of Transamerica, other than those in the Variable Account, or in any other segregated asset account. Instead of the Owner bearing the investment risk as is the case for values in the Variable Account, Transamerica bears the full investment risk for all values in the Fixed Account. Transamerica has sole discretion to invest the assets of its general account subject to applicable law.

      The allocation or transfer of funds to the Fixed Account does not entitle the Owner to share in the investment experience of Transamerica's general account. Instead, Transamerica guarantees that the funds allocated or transferred to the Fixed Account will accrue a specified annual rate of interest for a specific duration. The rate of interest credited will always be at least 3% per year. Consequently, if the Owner allocates all Net Purchase Payments only to the Fixed Account and makes no transfers or withdrawals, the minimum amount of the Account Value will be determinable and guaranteed.
===========================================================================
The Owner bears the risk that, after the initial Guarantee Period, Transamerica will not credit interest in excess of 3% per year on amounts allocated to the Fixed Account.
====================================================================
      Net Purchase Payments allocated to or amounts transferred to the Fixed Account will establish a new Guarantee Period of a duration selected by the Owner from among those currently being offered by Transamerica. Every Guarantee Period offered by Transamerica will have a duration of at least one year. The minimum amount that may be allocated or transferred to a Guarantee Period is $1,000. Net Purchase Payments allocated to the Fixed Account will be credited on the date the payment is received at the Service Center. Any amount transferred from another Guarantee Period or from a Sub-Account of the Variable Account to the Fixed Account will establish a new Guarantee Period as of the effective date of the transfer.

      Each Guarantee Period will have its own Guaranteed Interest Rate and Expiration Date. The Guaranteed Interest Rate applicable to a Guarantee Period will depend on the date the Guarantee Period is established and the duration chosen by the Owner. A Guarantee Period chosen may not extend beyond the Annuity Date.

      Transamerica reserves the right to change the maximum number of Guarantee Periods that may be in effect at any one time.

      Transamerica will declare an effective annual rate of interest for each Guarantee Period ("Guaranteed Interest Rate"). Interest will be credited to a Guarantee Period based on its daily balance at a daily rate which is equivalent to the Guaranteed Interest Rate applicable to that Guarantee Period for amounts held during the entire Guarantee Period.

      Amounts withdrawn or transferred from a Guarantee Period prior to its Expiration Date will be subject to an interest adjustment. Any such amount withdrawn or transferred from a guarantee period will be credited with interest at a rate of only 3% per year from the date the guarantee period was established to the date of payment or transfer, regardless of the guaranteed interest rate. This means that any interest in excess of 3% will be forfeited.

      In accordance with state insurance law, Transamerica may delay payment of any withdrawal from the Fixed Account for up to six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment.
      An interest adjustment will not apply to amounts withdrawn or transferred within the 30-day period ending on the Expiration Date of the Guarantee Period from which the withdrawal or transfer is being made. No interest adjustment applies to death benefits.

      At least 45 days, but not more than 60 days, prior to the Expiration Date of a Guarantee Period,
Transamerica will notify the Owner as to the options available when a Guarantee Period expires. The
Owner may elect one of the following options:

         (1) transfer the Guarantee Amount of that Guarantee Period to a new Guarantee Period from among those being offered by Transamerica at such time. The Guarantee Amount is equal to:
                  (a) the amount of the Net Purchase Payment or transfer allocated to a particular Guarantee Period with a particular Expiration Date; less (b) any withdrawals or transfers made from that Guarantee Period; less (c) any applicable Transfer Fees; less (d) reductions for the Annual Contract Charge; and plus (e) interest credited. The new Guarantee Period will be established on the later of (i) the date selected by the Owner, or (ii) the date the notice, in a form and manner acceptable to Transamerica, is received by Transamerica at the Service Center, but in no event later than the day immediately following the Expiration Date of the previous Guarantee Period; or

         (2) transfer the Guarantee Amount of that Guarantee Period to one or more Sub-Accounts of the Variable Account.

         Transamerica must receive the Owner's notice electing one of these options at the Service Center by the expiration date of the Guarantee Period. If such election has not been received by Transamerica at the Service Center, the Guarantee Amount of that Guarantee Period will remain in the Fixed Account and a new Guarantee Period of the same duration as the expiring Guarantee Period, if offered, will automatically be established by Transamerica with a new Guaranteed Interest Rate declared by Transamerica for that Guarantee Period. The new Guarantee Period will start on the day following the expiration date of the previous Guarantee Period.
         If Transamerica is not currently offering Guarantee Periods having the same duration as the expiring Guarantee Period, the new Guarantee Period will be the next longer duration, or if Transamerica is not offering Guarantee Periods longer than the duration of the expiring Guarantee Period, the next shorter duration.

         If the Guarantee Amount of an expiring Guarantee Period is less than $1,000, Transamerica reserves the right to transfer such amount to the Money Market Sub-Account of the Variable Account.

         A transfer from a Guarantee Period made within the 30-day period ending on its Expiration Date will not be counted for the purpose of the ten allowable transfers under the Fixed Account, nor for the purpose of determining any Transfer Fee on transfers in excess of the ten transfers a year, nor will such transfer be subject to any interest adjustment.

                                               THE CONTRACT

      The Contract is a combination deferred variable and fixed annuity contract. Your rights and benefits are described below and in the individual contract or in the certificate and group contract; however, we reserve the right to make any modification to conform the individual contract or the group contract and certificates thereunder to, or give you the benefit of, any federal or state statute or rule or regulation. The obligations under the Contract are our obligations.

      You as Owner will designate the Annuitant. You can be the Annuitant and must be the Annuitant in the case of a Qualified Contract used to fund an IRA. (See "Qualified Contracts" below.)

      Annuity payments will be made to the Annuitant after the Annuity Date unless, in the case of a Non-Qualified Contract, you designate a different Payee.

      The term "Contract" as used herein refers to either an individual annuity contract or to a certificate issued under a group annuity contract. For each Contract, a different Account will be established and values and benefits will be calculated separately. The various administrative rules described below will apply separately to each Contract, unless otherwise noted.

Qualified Contracts

      The Contract may be used to fund IRA rollovers for use in connection  with
Section 408(b) of the Code. If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner and Joint Owners cannot be named. In addition, minimum distributions from IRAs must commence not later than April 1st of the calendar year following the calendar year in which you attain age 701/2. You should consult your tax adviser concerning these matters.

      The Contract and prototype IRA endorsement have received IRS approval that they are acceptable under Section 408 of the Code, and each individual who purchases a Contract with an IRA endorsement will be considered to have adopted a retirement savings program that satisfies the requirements of Section 408 of the Code. The IRS approval is a determination only as to the form of the Contract and does not represent a determination of the merits of the Contract.

      An IRA rollover is a rollover of certain kinds of distributions from qualified plans, Section 403(b) tax sheltered annuities, and individual retirement plans, following the rules set out in the Code to maintain special tax treatment, to the Individual Retirement Annuity.


                                            PURCHASE PAYMENTS

Purchase Payments

      All Purchase Payments should be paid to the Service Center by a check payable to Transamerica. A confirmation will be issued to you upon the acceptance of each Purchase Payment. Acceptance of
Purchase Payments by Transamerica is subject to there being sufficient information in a form acceptable to us, and we reserve the right to reject any Purchase Payment.

         Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant (or Contingent Annuitant, if applicable) is living. Additional Purchase Payments must be at least $1,000. In addition, minimum allocation amounts apply (see "Allocation of Purchase Payments" below). Purchase Payments made by check are credited to your Contract as of the date of receipt of the payment at the Service Center.

      Total Purchase Payments may not exceed $1,000,000 without our prior approval.

      In no event may the sum of all Purchase Payments for a Contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments


      You may allocate, in a form and manner acceptable to Transamerica, each Net Purchase Payment to one or more of the Sub-Accounts of the Variable Account, to the available Guarantee Periods of the Fixed Account, or to both, as long as the portions are whole number percentages. (A Net Purchase Payment is the Purchase Payment less any applicable premium taxes, including any retaliatory premium taxes.) Any allocation percentage for a Sub-Account must be at least 10%. Each Net Purchase Payment will be subject to the allocation percentages in effect at the time of receipt of such Purchase Payment. The allocation percentages for new Purchase Payments among the Sub-Accounts of the Variable Account and the Guarantee Periods of the Fixed Account may be changed by you at any time by request in a manner and form acceptable to us. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first Purchase Payment received with or after receipt of notice of the change by our Service Center and will continue in effect until subsequently changed. The minimum amount of any new Purchase Payment that can be allocated to establish a Sub-Account or Guarantee Period is $1,000.

                                              ACCOUNT VALUE

      Before the Annuity Date, your Account Value is the total dollar amount of each Sub-Account and Guarantee Period credited to your Contract. The Account Value is equal to: (a) the Fixed Accumulated Value plus (b) the Variable Accumulated Value.

      The Fixed Accumulated Value is the total dollar amount of all Guarantee Amounts held under the Fixed Account for the Contract prior to the Annuity Date. The Fixed Accumulated Value is determined without regard to any interest adjustment.

      Before the Annuity Date, the Variable Accumulated Value is the total dollar amount of all Variable Accumulation Units under each Sub-Account of the Variable Account held for the Contract prior to the Annuity Date. The Variable Accumulated Value prior to the Annuity Date is equal to: (a) Net Purchase Payments allocated to the Sub-Accounts; plus or minus (b) any increase or decrease in the value of the assets of the Sub-Accounts due to investment results; less (c) the daily Mortality and Expense Risk Charge; less (d) the daily Administrative Expense Charge; less (e) reductions for the Annual Contract Charge deducted on the last business day of each Contract or Certificate Year; plus or minus (f) amounts transferred from or to the Fixed Account; less (g) any applicable Transfer Fees; and less (h) any withdrawals from the Sub-Accounts less any premium taxes applicable to those withdrawals.

      A Valuation Period is the period between successive Valuation Days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each Valuation Day and ends at the close of the New York Stock Exchange on the next succeeding Valuation Day. A Valuation Day is each day that the New York Stock Exchange is open for regular business. The value of the Variable Account assets is determined at the end of each Valuation Day. To determine the value of an asset on a day that is not a Valuation Day, the value of that asset as of the end of the next Valuation Day will be used.

      The Variable Accumulated Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Portfolios as well as the deductions for charges.

      Any time the value in a Sub-Account is less than $250, whether by transfer, withdrawal or investment experience, we reserve the right to transfer the balance in the Sub-Account to the Money Market sub-account.

      Net Purchase Payments which you allocate to a Sub-Account of the Variable Account are used to purchase Variable Accumulation Units in the Sub-Account or Sub-Accounts you select. The number of Variable Accumulation Units to be credited for each Sub-Account will be determined by dividing the portion of each Net Purchase Payment allocated to the Sub-Account by the Variable Accumulation Unit Value determined at the end of the Valuation Period during which the Net Purchase Payment was received. Variable Accumulation Units for Purchase Payments allocated to Sub-Account(s) will be credited at the end of the Valuation Period during which we receive the payment. The value of a Variable Accumulation Unit for each Sub-Account for a Valuation Period is established at the end of each Valuation Period and is calculated by multiplying the value of that unit at the end of the prior Valuation Period by the Sub-Account's Net Investment Factor for the Valuation Period.

      The Net Investment Factor is a formula that reflects the changes in the value of a share of the applicable Portfolio (and any dividends declared by the Portfolio); it is used to determine the value of Accumulation Units. The applicable formula can be found in the Statement of Additional Information. The value of a Variable Accumulation Unit may go up or down.

Unlike a brokerage account, this account is not covered by the Securities Investor Protection Corporation ("SIPC").

                                                TRANSFERS

In General

      Prior to the Annuity Date you may transfer all or part of your Account Value among and between the Sub-Accounts and the available Guarantee Periods by telephone or by sending a written request to our Service Center. The minimum amount which may be transferred, is the lesser of $1,000 or the entire value of the Sub-Account or Guarantee Period from which the transfer is being made. Any transfer intended to establish a new Guarantee Period under the Fixed Amount must be at least $1,000. The request must specify the amounts being transferred, the Sub-Account(s) and/or Guarantee Period(s) from which the transfer is to be made and the Sub-Account(s) and/or Guarantee Period(s) that will receive the transfer.

      Currently, there is no limit on the number of transfers you can make within the Variable Account during any Contract Year. There is no charge for the first ten transfers each Contract Year, but there is a charge of $10 (or 2% of the amount of the transfer, whichever is less) for each additional transfer in each Contract Year. We reserve the right to limit the number of transfers you can make.

      Transfers involving the Fixed Account (including transfers to or from the Variable Account) are limited to ten (10) during any Contract Year. No additional transfers may be made involving the Fixed Account. These Fixed Account transfers are counted against your ten free transfers. (Partial cash withdrawals from the Contract from the Fixed Account are limited to ten during a Contract Year. See "Cash Withdrawals," page 19.)

      A transfer generally will be effective on the date the request for transfer is received by our Service Center if received before 4:00 p.m. Eastern Time. Under current law, there will not be any tax liability to you if you make a transfer within the Contract.

      Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.

      Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Variable Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Sub-Account. The purchase and/or cancellation of such units generally shall be made using the Variable Accumulation Unit value of the applicable Sub-Accounts as of the end of the Valuation Day on which the transfer is effective.

      When a transfer is made from a Guarantee Period before its Expiration Date, the amount transferred will be subject to an interest adjustment, resulting in the crediting of interest at a rate of only 3% per year for the amount transferred from the date the Guarantee Period was established to the date of transfer. (See "The Fixed Account," page 13.) A transfer from a Guarantee Period made within the 30-day period ending on its Expiration Date will not be counted for the purpose of the ten allowable transfers under the Fixed Account, nor for the purpose of determining any Transfer Fee on transfers in excess of the ten transfers per year, nor will such transfer be subject to any interest adjustment.

Possible Restrictions

         We reserve the right, without prior notice, to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time and for any reason. For example, restrictions may be necessary to protect Contract Owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant Sub-Account values from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of investment opportunities because the Portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by Contract Owners. Therefore, we reserve the right to require that all transfer requests be made by the Owner(s) and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to us. We also reserve the right to request that each transfer request be submitted in writing and be manually signed by the Owner(s); facsimile transfer requests may not be allowed.

Dollar Cost Averaging (Automatic Transfers)

      Prior to the Annuity Date, you may automatically transfer, without charge, amounts from one Sub-Account selected from among those being allowed under this option to any of the other Sub-Accounts on a monthly basis. The transfers will begin on the tenth day of the next month following receipt of the request, provided that automatic transfers will not commence until the later of (a) 30 days after the Annuity Issue Date, or (b) the estimated end of the Free Look Period. Transfers will continue unless terminated by you or automatically terminated by us because there are insufficient funds in the applicable Sub-Account, or for other reasons as set forth in the Contract.

      Automatic transfers must meet the following conditions: (1) the minimum amount that can be transferred out of the selected Sub-Account is $250 per month; and (2) the minimum amount transferred into any other Sub-Account is the greater of $250 or 10% of the amount being transferred that month. At the time of your election and of the first automatic transfer made under this option, the amount in the selected Sub-Account from which the transfers are to be made must be at least $5,000.

      Automatic transfers will not count toward the limitation of 10 free transfers per Contract Year.

      Dollar Cost Averaging is not available with respect to the Fixed Account.

                                             CASH WITHDRAWALS

Withdrawals

      You (the Owner) may withdraw from the Contract all or part of your Account Value at any time during the life of the Owner or Annuitant and prior to the Annuity Date by request in a manner and form acceptable to us at our Service Center subject to the rules below. Federal or state laws, rules or regulations may apply. The amount payable to you if you surrender your Contract on or before the Annuity Date is your Account Value, less any interest adjustment, and less any applicable premium taxes. No withdrawals may be made after the Annuity Date.

      A full surrender will result in a cash withdrawal payment equal to the Account Value (less any interest adjustment and any applicable premium taxes) at the end of the Valuation Period during which the request is received. A request for a partial withdrawal will result in a reduction in your Account Value equal to the sum of the dollar amount withdrawn plus any interest adjustment.

      Partial withdrawals must be at least $1,000. Partial withdrawals from the Variable Account are unlimited; partial withdrawals from the Fixed Account are limited to ten during any Contract Year. If you specify the Variable Account but do not specify the Sub-Account(s) from which the withdrawal is to be made, our Service Center will effect such withdrawal pro rata from all Sub-Accounts in which your Account Value is invested. If you have Account Value in both the Fixed and Variable Accounts and do not specify from which one the withdrawal should come, then the withdrawal request cannot be processed.

      When a withdrawal is made from a Guarantee Period of the Fixed Account before its Expiration Date, the amount withdrawn will be subject to interest adjustment and will be credited with interest at a rate of only 3% per year from the date the Guarantee Period was established to the date of withdrawal. (See "The Fixed Account," page 13.)

      In accordance with state insurance law, Transamerica may delay payment of any withdrawal from the Fixed Account for up to six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment.
      A partial withdrawal will not be processed if it would reduce the Account Value to less than $2,000. In that case, you will be contacted to decide either to: (a) withdraw a lesser amount (subject to the $1,000 minimum) leaving an Account Value of at least $2,000; or (b) completely surrender the Contract. You will have ten days to notify us of your decision. Amounts payable will be determined as of the end of the Valuation Period during which the subsequent instructions are received. If, after the expiration of the 10-day period, no election is received from you, the withdrawal request will be considered null and void and no withdrawal will be processed.

      Withdrawals may be taxable transactions (this includes APO withdrawals and Systematic Withdrawals discussed below). Moreover, the Code provides that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals. The Code generally requires us to withhold federal income tax from withdrawals. However, generally you will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the withdrawal which is included in your income and subject to federal income tax. The tax withholding rate is currently 10% of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes. (See "Federal Tax Matters," page 29.)

      Withdrawal requests must be in writing to ensure that your instructions regarding withholding are followed.

      Since you assume the investment risk under the Contract for amounts allocated to the Variable Account, the total amount paid upon surrender of your Contract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments you made.

      Withdrawal (including surrender) requests generally will be processed as of the end of the Valuation Period during which the completed request, including any necessary forms, is received by the Service Center. Payment of any cash withdrawal or lump sum death benefit due from the Variable Account will occur no longer than seven days from the date the request is received, except that we may postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of Owners. The withdrawal request will be effective when any necessary withdrawal request forms are received. Payments of any amounts derived from Purchase Payment paid by check may be delayed until the check has cleared the Owner's bank.

      After a surrender of your total Account Value, or at any time that your Account Value is zero, all your rights under the Contract will terminate.

      Since the Qualified Contracts offered by this Prospectus will be issued in connection with IRAs which meet the requirements of the Code, reference should be made to the Code and the terms of the particular IRA for any additional limitations or restrictions on cash withdrawals.

Systematic Withdrawal Option

      Under the Systematic Withdrawal Option, you can instruct Transamerica to make automatic payments of a predetermined dollar amount or fixed percentage of the Account Value to you monthly. To be eligible for systematic withdrawal, the Account Value must be at least $15,000 at the time you elect the Systematic Withdrawal Option and at the time of the first withdrawal. The minimum systematic withdrawal payment is $150.

      Systematic withdrawals will commence on the fourth day of the month following receipt of the election at our Service Center. Such date may not be earlier than: (a) 30 days after the Annuity Issue Date shown on the Certificate Data page; or (b) the end of the Free Look Period, whichever is later. If the fourth day is not a Valuation Day, systematic withdrawals will start on the next following Valuation Day. Subsequent withdrawals will be made on the fourth day of each month thereafter. We reserve the right, upon advance written notice to the Owner, to change the day of the month on which withdrawals are made under this option. To ensure that your instructions regarding withholding are followed, requests for systematic withdrawal must be in a manner and form acceptable to the Service Center. You may specify the Sub-Accounts from which systematic withdrawals will be made, but if you do not specify the Sub-Accounts from which systematic withdrawals are to be taken, systematic withdrawals will be taken pro-rata from all Sub-Accounts with value on the date of each systematic withdrawal.

      When using systematic withdrawals, an Owner may not simultaneously participate in the Automatic Payout Option.

      Systematic withdrawals may be taxable, subject to income tax withholding, and subject to the 10% penalty tax. (See "Federal Tax Matters," page 29.)

      Qualified Contracts are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. A qualified tax adviser should be consulted before a Systematic Withdrawal Option is requested. (See "Federal Tax Matters," page 29.)

      The Systematic Withdrawal Option is not available with respect to the Fixed Account. Therefore, it may be necessary to transfer amounts from the Fixed Account to the Variable Account to continue Systematic withdrawals and if such transfers are from a Guarantee Period before its Expiration Date, the amount will be subject to an interest adjustment.

Automatic Payout Option ("APO") For Qualified Contracts

      Prior to the Annuity Date, for Qualified Contracts (IRAs) only, you may elect the Automatic Payout Option ("APO") to satisfy minimum distribution requirements under Section 408(b)(3) of the Code with regard to this Contract. This may be elected no earlier than six months prior to the calendar year in which you attain age 701/2, but payments may not begin earlier than January 1 of such calendar year and APO cannot be elected later than the month immediately preceding the month in which you attain age 84.
The APO may not be elected while systematic withdrawals are in effect.

      Payments  will  continue  unless   terminated  by  you  or   automatically
terminated by us as stated in the Contract.

      To be eligible for this option, the following conditions must be met: (1) your Account Value must be at least $15,000 at the time of election and the time of the first APO withdrawal; and (2) the annual withdrawal amount is the larger of the required minimum distribution for this contract as defined under Code
Section 408(b)(3) or $1,000.

      APO allows the required minimum distribution to be paid periodically from any of the Sub-Accounts. If there are insufficient funds in any of the Sub-Accounts to make a withdrawal, or for other reasons as set forth in the Contract, this option will terminate. If you have more than one qualified plan subject to the Code's minimum distribution requirement, you must consider all such plans in the calculation of your minimum annual distribution requirement, but Transamerica will make calculations and distributions with regard to this Contract only. Termination of distributions from this Contract will not relieve you from your distribution requirements if you own multiple contracts.

      You may also make partial withdrawals in addition to APO withdrawals, subject to the withdrawal provisions of the Contract.

      APO withdrawals may be taxable and subject to income tax withholding.

         APO is not available with respect to the Fixed Account. Therefore, it may be necessary to transfer amounts from the Fixed Account to the Variable Account to continue APO withdrawals and if such transfers are from a Guarantee Period before its Expiration Date, the amount will be subject to an interest adjustment.

                                          TELEPHONE TRANSACTIONS

      We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. However we may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transactions may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

      We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Telephone transactions may not be allowed in all states. Withdrawals are not permitted by telephone.

                                              DEATH BENEFIT

      Before the Annuity Date, the death benefit will equal the larger of (1) the sum of the Purchase Payments, less withdrawals and less premium or similar taxes as of the date of death of you or the Annuitant, or (2) your Account Value, as of the end of the Valuation Period during which the later of (a) due Proof of Death is received by our Service Center and (b) a written notice of the method of settlement elected by the Beneficiary is received at our Service Center. (See "Designation of Beneficiaries," page 22). If no settlement method is elected, the death benefit will be paid in a lump sum no later than one year after the date of death. Until the death benefit is paid, the Account Value allocated to the Variable Account remains in the Sub-Accounts as allocated by the Owner (unless the allocation is changed by the beneficiary or beneficiaries), and fluctuates with the investment performance of the applicable Portfolio(s). Accordingly, the amount of the death benefit depends on the Account Value at the time the death benefit is paid (not on the date of death).

Due Proof of Death may be: (a) a copy of a certified death certificate; (b) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to us.

Payment of Death Benefit

      The death benefit is generally payable upon receipt of Proof of Death of you or the Annuitant. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit or, subject to any limitations under any state or federal law, rule, or regulation, under one of the annuity forms unless a settlement agreement is effective under the Contract preventing such election. If no settlement method is elected within one year of the date of death, the death benefit will be paid in a lump sum based upon the Account Value at that time (i.e., one year after the date of death). The payment of the death benefit may be subject to certain distribution requirements under the federal income tax laws. (See "Federal Tax Matters," page 29.)

Designation of Beneficiaries

      You may select one or more Beneficiaries and name them in the application or a Beneficiary designation form. If you select more than one Beneficiary, unless you otherwise indicate, they will share equally in any death benefits payable in the event of the Annuitant's death before the Annuity Date if there is no Contingent Annuitant or upon your death if there is no Joint Owner. Different Beneficiaries may be named with respect to the Annuitant's death ("Annuitant's Beneficiary") and your death ("Owner's Beneficiary"). Before the Annuitant's death, you may change any Beneficiary by written notice to the Service Center. You may also make the designation of a Beneficiary irrevocable by sending written notice to and obtaining approval from our Service Center. Irrevocable Beneficiaries may be changed only with the written consent of the designated Irrevocable Beneficiaries, except to the extent required by law.

      The interest of any Beneficiary who dies before you or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after your or the Annuitant's death, will also terminate if no benefits have been paid, unless the Contract has been endorsed to provide otherwise. The benefits will then be paid as though the Beneficiary has died before you or the Annuitant. If the interest of all designated beneficiaries has terminated, or if you do not designate a beneficiary, any benefits payable will be paid to your estate.

      We may rely on an affidavit by any responsible person in determining the identity or non-existence of any Beneficiary not identified by name.

Death of Annuitant Prior to the Annuity Date

      If the Annuitant dies prior to the Annuity Date, the Annuitant is not an Owner, and there is no Contingent Annuitant, a death benefit under the Contract relating to that Annuitant will be paid to the Annuitant's Beneficiary. If there is a Contingent Annuitant, then the Contingent Annuitant will become the Annuitant and no Death Benefit will be payable.

Death of Owner Prior to the Annuity Date

      If an Owner dies before the Annuity Date, a death benefit will be paid to the Owner's Beneficiary. If your Joint Owner or Beneficiary is your spouse, then your spouse may elect to treat the Contract as his or her own.

Death of Owner or Annuitant After the Annuity Date

      If an Owner or the Annuitant dies after the Annuity Date, the remaining undistributed portion, if any, of the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some annuity forms, there will be no death benefit.

                                          CHARGES AND DEDUCTIONS

      THIS PRODUCT HAS NO SALES CHARGE AND NO WITHDRAWAL OR SURRENDER CHARGES.

      No deductions are made from Purchase Payments except for any applicable premium taxes. Therefore, the full amount of the Purchase Payments (less any applicable premium tax charge) is invested in the Contract.

      As more fully  described  below,  charges  under the Contract are assessed only as deductions for premium taxes, if applicable, as charges against the assets of the Variable Account for our assumption of mortality and expense risks and administrative expenses (if charged), for certain transfers, and as an Annual Contract Charge. In addition, an interest adjustment applies to withdrawals and transfers from a Guarantee Period prior to its Expiration Date.

      In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. These fees and expenses are described in the Portfolios' prospectuses and their Statements of Additional Information.

Mortality and Expense Risk Charge

      We deduct a Mortality and Expense Risk Charge from the Variable Account at the end of each Valuation Period to compensate us for bearing certain mortality and expense risks under the Contracts. This is a daily charge equal to an effective annual rate of 0.85% of the value of the net assets in the Variable Account. We guarantee that this charge will never increase beyond 0.85%.

      The Mortality and Expense Risk Charge is reflected in the Variable Accumulation Unit Values for each Sub-Account.

      Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the annuity tables and other provisions contained in the Contract. Thus you are assured that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

      We also bear substantial risk in connection with the death benefit before the Annuity Date, since we will pay a death benefit equal to the greater of your Account Value or your Purchase Payments less withdrawals and premium taxes applicable to such withdrawals (so we bear the risk of unfavorable experience in the Sub-Accounts).

      The expense risk assumed by us is the risk that our actual expenses in administering the Contracts and the Variable Account will be greater than anticipated, or exceed the amount recovered through the Annual Contract Charge plus the amount, if any, recovered through Transfer Fees and the Administrative Expense Charge (currently not being charged).

      If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. Conversely, if this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Administrative Expense Charges

      We currently deduct a $25 (or 2% of Account Value if less) Annual Contract Charge from the Account Value on each Contract Anniversary to partially cover our costs for administering the Contracts and the Variable Account. The Annual Contract Charge is deducted from the Money Market Sub-Account. If there are not sufficient funds in the Money Market Sub-Account to cover the Annual Contract Charge, then the Charge or any portion thereof will be deducted on a pro rata basis from all Sub-Accounts of the Variable Account with current value. If the entire Account is in the Fixed Account, then the Annual Contract Charge will be deducted on a pro rata basis from all Guarantee Periods under the Fixed Account.

      We currently do not deduct any other administrative expense charge. However, we reserve the right to deduct such a charge from the Variable Account at the end of each Valuation Period at an effective annual rate that is guaranteed not to exceed 0.15% of the assets held in the Variable Account. We will provide you at least 30 days written notice before any such charge is imposed.

Premium Tax Charge

      We may be required to pay state premium taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Purchase Payments or values under the Contracts. Depending upon applicable state law, we will deduct charges for the premium taxes we incur with respect to a particular Contract from the Purchase Payments, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same Purchase Payment, depending on applicable state law.

Other Taxes

      Under present laws, we will incur state or local taxes (in addition to the premium taxes described above) in several states. No charges are currently made for taxes other than state premium taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Portfolio Expenses

      The value of the assets in the Variable Account reflects the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios are found in the Funds' prospectuses. (See "The Portfolios," page 10.) Current prospectuses for the Funds can be obtained by calling the Service Center at 800-258-4260 or by writing to the Service Center, P.O. Box 1848, Charlotte, North Carolina 28231-1848.

Transfer Fee

      There will be a $10 (or 2% of the amount of the transfer, whichever is less) charge for each transfer in excess of ten transfers in any Contract Year.

Interest Adjustment

      For  a  description  of  the  interest  adjustment   applicable  to  early
withdrawals or transfers from a Guarantee Period of the Fixed Account, see "The Fixed Account," page 13.

                                             ANNUITY PAYMENTS

Election of Annuity Date and Annuity Form

      The Annuity Date is the date that your Account Value (less any applicable premium taxes) is applied to provide the annuity payments under your selected annuity form (unless your entire Account Value has been withdrawn or the death benefit has been paid to the Beneficiary prior to that date). When the contract is issued, the designated annuity form is a Life Annuity with period certain of 120 months (10 years). Before the Annuity Date, and while the Annuitant is living, you may change the Annuity Date or annuity form by telephone or written request. The request for change of the Annuity Date or annuity form must be received by the Service Center at least 30 days prior to the Annuity Date. We will provide you with at least 90 days notice of your Annuity Date so you can change the date or the annuity form, if you so desire.

      The Annuity Date must not be earlier than the first day of the calendar month coinciding with or next following the first Contract Anniversary. The latest Annuity Date which may be elected is the first day of the calendar month immediately preceding the month of the Annuitant's 85th birthday. The Annuity Date must be the first day of a calendar month and initially will be the first day of the month prior to the Commencement of Annuity Payment Date selected by you at the time the application is completed. The first annuity payment will be on the Commencement of Annuity Payment Date, which is the first day of the month immediately following the Annuity Date. Fixed Annuity Payment

      The amount of each annuity payment is fixed and will remain constant pursuant to the terms of the annuity form elected (variable annuity payment options are not currently offered). On the Annuity Date, the Account Value, less any applicable premium taxes, will be transferred to our general account assets. The amount of annuity payments will be established by the fixed annuity form selected and the age and sex (unless unisex rates are required by law) of the Annuitant. The annuity payments will not reflect investment experience after the Annuity Date. The fixed annuity payment amounts are determined by applying the Annuity Purchase Rate specified in your Contract to the annuity form selected by you. Payments may change after the death of the Annuitant under some annuity forms; the amounts of these changes are fixed on the Annuity Date.

Choice of Annuity Forms

      You may choose any of the four annuity forms described below. Subject to our approval, you may select any other annuity forms then being offered by us.

      (1) Life Annuity. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments end with the payment due just before the Annuitant's death. There is no death benefit under this form. It is possible that only one payment will be made under this form if the Annuitant dies before the second payment is due; only two payments will be made if the Annuitant dies before the third payment is due, and so forth.

      (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments will continue for as long as the Annuitant lives. After the Annuitant dies, payments will be made to the Contingent Annuitant, if living, for as long as the Contingent Annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the Contingent Annuitant. There is no death benefit after both die. If the Contingent Annuitant does not survive the Annuitant, payments will end with the payment due just before the death of the Annuitant. It is possible that only one payment or very few payments will be made under this form, if the Annuitant and Contingent Annuitant die shortly after payments begin.

      The request for this form must: (a) name the Contingent Annuitant and (b) state the percentage of payments for the Contingent Annuitant. Once Annuity Payments start under this annuity form, the person named as Contingent Annuitant, for purposes of being the measuring life, may not be changed. We will require proof of age for the Annuitant and for the Contingent Annuitant before payments start.

      (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the Annuity Date, if the Annuitant is living. Payments will be made for the longer of: (a) the Annuitant's life; or (b) the period certain. The period certain may be 120 or 180 or 240 months, but in no event may it exceed the life expectancy of the Annuitant.

      If the Annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the Annuitant's death. No benefit will then be payable to the Annuitant's Beneficiary.

      If the Annuitant dies during the period certain, the rest of the period certain payments will be made to the Annuitant's Beneficiary, who may elect to receive the commuted value of these payments in a single sum. We will determine the commuted value by discounting the rest of the payments at the then current rate of interest used by us for commuted values.

      If after the Annuitant's death, you have not elected to have the commuted value paid in a single sum and if the Annuitant's Beneficiary dies before all of the payments under the period certain have been made, you may designate a Payee to receive any remaining payments. If the Annuitant's Beneficiary dies before receiving all of the remaining period certain payments and a designated Payee does not survive the Annuitant's Beneficiary for at least 30 days, then the remaining payments will be paid to you, if living, otherwise in a single sum to your estate.

      The request for this form must: (a) state the length of the period certain and (b) name the
Annuitant's Beneficiary.

      (4) Joint and Survivor Annuity. Payments will be made to the Annuitant, starting on the first day of the month immediately following the Annuity Date, if and as long as the Annuitant and the Joint Annuitant are living. After the Annuitant or the Joint Annuitant dies, payments will continue for as long as the survivor lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that only one payment or very few payments will be made under this form if the Annuitant and the Joint Annuitant both die shortly after payments begin.

      The selection of the Joint and Survivor Annuity form may have adverse tax consequences and competent tax and legal counsel should be sought before you select it.

      The request for this form must: (a) name the Joint Annuitant; and (b) state the percentage of continued payments for the survivor. Once payments start under this annuity form, the person named as Joint Annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the Joint Annuitant before payments start.

      (5) Other Forms of Payment. Benefits can be provided under any other annuity form not described in this section subject to our agreement and any applicable state or federal law or regulation. Requests for any other annuity form must be made in writing to our Service Center at least 30 days before the Annuity Date.

                                                  * * *

      For annuity forms involving life income, the actual age and/or sex of the Annuitant, or a Joint or Contingent Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's (or Joint or Contingent Annuitant's) age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants. In the event that an annuity form is not selected at least 30 days before the Annuity Date, we will make annuity payments in accordance with the "Life Annuity With Period Certain" of 120 months, and the applicable provisions of the Contract.
      The Annuity Date and annuity forms available for Qualified Contracts may also be controlled by endorsements, the plan documents, or applicable law.

      If the amount of the monthly annuity payment would be less than $150 or if your Account Value (less any applicable premium tax charge) is less than $5,000, we reserve the right to offer a less frequent mode of payment or to pay that amount in a lump sum cash payment to you.

      Once payments start under the annuity form selected by the Owner: (a) no changes can be made in the annuity form, (b) no additional Purchase Payments will be accepted under the Contract, and (c) no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

      You may, at any time after the Annuity Date, request, in a manner and form acceptable to us, the Service Center to change the Payee of annuity benefits being provided under the Contract. The effective date of change in Payee will be the later of: (a) the date we receive the notice for such change; or (b) the date specified by you. If the Contract is issued as an IRA, you may not change the Payee on or after the Annuity Date.

                                                  * * *

      A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. State income tax withholding may also apply.
(See "Federal Tax Matters,"  page 29.)

Alternate Fixed Annuity Rates

      The amount of any fixed annuity payments will be determined on the Annuity Date by using either the guaranteed fixed annuity rates or our current single Purchase Payment fixed annuity rates at that time, whichever would result in a higher amount of monthly fixed annuity payments.

                                           FEDERAL TAX MATTERS

Introduction

      The following discussion is a general description of federal tax considerations relating to the Contracts and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a
distribution   under  the  Contract.   Any  person  concerned  about  these  tax
implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

      The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for special tax treatment ("Qualified Contract"). Qualified Contracts are designed for use in connection with plans entitled to special income tax treatment under Section 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of retirement plan, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing a Qualified Contract and receiving distributions from a Qualified Contract in order to continue receiving special tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

      The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the requirements for qualifying as an annuity.

Taxation of Annuities

      In General

      Section 72 of the Code governs taxation of annuities in general. We believe that an Owner who is a natural person generally is not taxed on increases (if any) in the value of an Account Value until distribution occurs by withdrawing all or part of the Account Value (e.g., withdrawals or annuity payments under the annuity form elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Qualified Contracts cannot be assigned or pledged.

      The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Account Value over the "investment in the contract" (discussed below) during each taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

      The following discussion generally applies to a Contract owned by a natural person.

      Withdrawals

      In the case of a withdrawal under a Qualified Contract, including withdrawals under the Automatic Payout Option, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

      With respect to Non-Qualified Contracts, partial withdrawals, including systematic withdrawals, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The "investment in the Contract" generally is equal to the amount of Purchase Payments made. If a partial withdrawal made from the Fixed Account is subject to an interest adjustment, the Account Value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Account Value will be treated as including the amount deducted from the Fixed Account due to the interest adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

      Annuity Payments

      Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the investment in the contract is recovered, the full amount of any additional annuity payments is taxable. For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

      Penalty Tax

      In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the Owner attains age 591/2; (2) made as a result of death or disability of the Owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary." Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

      Taxation of Death Benefit Proceeds

      Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross income.


      Required Distributions upon Owner's Death

         Notwithstanding any provision of the Contract or this prospectus to the contrary, no payment of benefits provided under the Contract will be allowed that does not satisfy the requirements of Section 72(s) of the Code.

         Notwithstanding any other provision of the Contract or this prospectus, if the Owner dies before the Annuity Date, the Death Benefit payable to the Owner's Beneficiary will be distributed as follows:

         (a)      the Death Benefit must be completely  distributed  within
five years of the Owner's date
                  of death; or
         (b) the Owner's Beneficiary may elect, within the one year period after the Owner's date of death, to receive the Death Benefit in the form of an annuity from us, provided that: (1) such annuity is distributed in substantially equal installments over the life of such Owner's Beneficiary or over a period not extending beyond the life expectancy of such Owner's Beneficiary; and (2) such distributions begin not later than one year after the Owner's date of death.

         Notwithstanding (a) and (b) above, if the sole Owner's Beneficiary is the deceased Owner's surviving spouse, then such spouse may elect, within the one year period after the Owner's date of death, to continue the contract under the same terms as before the Owner's death. Upon receipt of such election from the spouse, in a form and manner acceptable to us, at our Service Office: (1) all rights of the spouse as Owner's Beneficiary under the contract in effect prior to such election will cease; (2) the spouse will become the Owner of the contract and will also be treated as the Contingent Annuitant, if none has been named and only if the deceased Owner was the Annuitant; and (3) all rights and privileges granted by the contract or allowed by Transamerica will belong to the spouse as Owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a Purchase Payment to the Contract or fails to make a timely election as described in this paragraph.


If the Owner's Beneficiary is a non-spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death. If the non-spouse Owner's Beneficiary is not an individual, then only a cash payment will be paid.

If no election is received by us from a non-spouse Owner's Beneficiary within the one year period after the Owner's date of death, then we will pay the Death Benefit to the Owner's Beneficiary in a cash payment. The Death Benefit will be determined as of the date we make the cash payment. Such cash payment will be in full settlement of all our liability under the contract.


         If the Annuitant dies after the annuity starts, any benefit payable will be distributed at least as rapidly as under the Annuity Form then in effect.

         If the Owner dies after the annuity starts, any benefit payable will continue to be distributed at least as rapidly as under the Annuity Form then in effect. All of the Owner's rights granted under the contract or allowed by us will pass to the Owner's Beneficiary.


         Joint Ownership - For purposes of this section, if the contract has Joint Owners we will consider the date of death of the first Joint Owner as the death of the Owner and the surviving Joint Owner will become the Owner of the Contract subject to the required distribution requirements described above.


         Transfers, Assignments, or Exchanges

         Transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such designation, transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

         Multiple Contracts

         All deferred, non-qualified contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

         Withholding

         Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. (See discussion of this election under "Withdrawals" on page 30.)

         Possible Changes in Taxation


         Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purpose of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


Other Tax Consequences

      As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Qualified Plans --- Individual Retirement Annuities

      The Contract is designed for use with IRA rollovers. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (each referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRA's will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of certain limits annually, distributions that do not satisfy specified requirements, and certain other transactions. In addition, IRAs are subject to limitations on the amount that can be contributed and deducted and the time when distributions can commence. A Qualified Contract will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRA's.

Restrictions under Qualified Contracts

      Other  restrictions  with  respect  to  the  election,   commencement,  or
distribution of benefits may apply under Qualified Contracts.

General

      At the time the Initial Purchase Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the Initial Purchase Payment is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum Initial Purchase Payment stated above. Additional Purchase Payments under a Contract must qualify for the same federal income tax treatment as the Initial Purchase Payment under the Contract; we will not accept an additional Purchase Payment under a Contract if the federal income tax treatment of such Purchase Payment would be different from that of the Initial Purchase Payment.

                                             PERFORMANCE DATA

      From time to time, we may advertise yields and average annual total returns for the Sub-Accounts of the Variable Account. In addition, we may advertise the effective yield of the Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

      The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

      The yield of a Sub-Account (other than the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

      The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular Contract. To the extent that premium taxes are applicable to a particular Contract, the yield of that Contract will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

      The average annual total return of a Sub-Account refers to return quotations assuming an investment has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding premium taxes) as of the last day of each of the periods for which total return quotations are provided. For additional information regarding yields and total returns calculated using the standard formats briefly described herein, please refer to the Statement of Additional Information.

      Performance information for any Sub-Account reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Sub-Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

      Reports and promotional literature may also contain other information including (1) the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax-deferred compounding on Sub-Account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

      We may from time to time also disclose cumulative (non-annualized) total returns for the Sub-Accounts. We may from time to time also disclose yield and standard total returns for any or all Sub-Accounts.

      We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Variable Account commenced operations.

      For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

                                      DISTRIBUTION OF THE CONTRACTS

      Transamerica Securities Sales Corporation is the principal underwriter and distributor of the Contracts. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive, Los Angeles, CA 90015, telephone 213-741-7702.

                                              VOTING RIGHTS

      To the extent required by applicable law, all Portfolio shares held in the Variable Account will be voted by us at regular and special shareholder meetings of the respective Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Portfolio shares in our own right, we may elect to do so.

      Before the Annuity Date, you, the Owner, have the voting interest. The number of votes which are available to you will be calculated separately for each Sub-Account. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Contract Value is allocated. You have no voting interest after the Annuity Date.

      The number of votes of a Portfolio will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Funds.

                  Shares as to which no timely instructions are received and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

      Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

      It should be noted that generally the Funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.


                                         PREPARING FOR YEAR 2000

         As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the Contracts, Transamerica has determined that is own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the contracts, to certify that the software or services will be Year 2000 compliant. In determining the variable accumulation unit values for each Sub-Account of the Variable Account, Transamerica is reliant upon information received from the Portfolios and is confirming that Year 2000 issues will not interfere with this flow of information. As of the date of this prospectus, it is not anticipated that Contract Owners will experience negative affects on their investment, or on the services received in connection with their Contracts, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disrupttion of services in connection with the year 2000.



                                            LEGAL PROCEEDINGS

      There is at present no pending material legal proceeding to which the Variable Account is a party or to which the assets of the Variable Account are subject. We are involved in various kinds of litigation which, in management's judgment, is not of material importance in relation to our total assets or to the assets of the Variable Account.

                                              LEGAL MATTERS

      The organization of Transamerica, Transamerica's authority to issue the Contract, and the validity of the form of the Contract have been passed upon by James W. Dederer,
 Executive  Vice  President,
Secretary, and General Counsel of Transamerica.

                                               ACCOUNTANTS


      The consolidated financial statements of Transamerica at December 31, 1997 and 1996, and for each of the three years in the period then ended December 31, 1997, and the financial statements for the Variable Account at December 31, 1997, and for each of the two years in the period then ended, appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm experts in accounting and auditing.


                                          AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration
Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the Commission located at 450 Fifth Street, N.W., Washington, D.C.


                                   STATEMENT OF ADDITIONAL INFORMATION


      A Statement of Additional Information is available upon request which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                                            TABLE OF CONTENTS

Page
THE CONTRACT (Page 15).............................
 3
ADDITIONAL DEFINITIONS ............................
 3
NET INVESTMENT FACTOR .............................
 4
GENERAL PROVISIONS.................................
 4
CALCULATION OF PERFORMANCE DATA (Page 33)..........
 6
TERMINATION OF DOLLAR COST AVERAGING ..............
 8
FEDERAL TAX MATTERS (Page 29)......................
 9
DISTRIBUTION OF THE CONTRACTS......................
10
SAFEKEEPING OF ACCOUNT ASSETS......................
10
TRANSAMERICA (Page 9)..............................
11
STATE REGULATION...................................
11
RECORDS AND REPORTS................................
11
FINANCIAL STATEMENTS (Page 7)......................
11













Distinct Assets from Transamericasm, a Variable Annuity issued by Transamerica Occidental Life Insurance Company, Policy form 1-504 11-194, Certificate number GNC-37-193.

3


                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                       DISTINCT ASSETS FROM TRANSAMERICAsm

                               A VARIABLE ANNUITY

                                    Issued by

                          Transamerica Occidental Life
                                Insurance Company
                                1150 South Olive
                          Los Angeles, California 90015
                                              (213) 742-2111




      This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the deferred variable annuity contract ("Contract") offered by Transamerica Occidental Life Insurance Company
("Transamerica") and its Separate Account VA-5 ("Variable Account"). You may obtain a copy of the Prospectus dated May 1, 1998, as supplemented from time to time, by writing to the Service Center, at 800-258-4260 or P.O. Box 31848, Charlotte, North Carolina 28231-1848. Terms used in the current Prospectus for the Contract are incorporated in this Statement.



                            THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.



                                Dated May 1, 1998

                                TABLE OF CONTENTS




Page
THE CONTRACT (Page 15)..............................
 3
ADDITIONAL DEFINITIONS .............................
 3
NET INVESTMENT FACTOR ..............................
 4
GENERAL PROVISIONS..................................
 4
CALCULATION OF PERFORMANCE DATA (Page 33)...........
 6
TERMINATION OF DOLLAR COST AVERAGING ...............
 8
FEDERAL TAX MATTERS (Page 29).......................
 9
DISTRIBUTION OF THE CONTRACTS.......................
10
SAFEKEEPING OF ACCOUNT ASSETS.......................
10
TRANSAMERICA (Page 9)...............................
11
STATE REGULATION....................................
11
RECORDS AND REPORTS.................................
11
FINANCIAL STATEMENTS (Page 7).......................
11

                      (Additional   page   references   refer  to  the   current
Prospectus.)

                                  THE CONTRACT

      As a supplement to the description in the Prospectus, the following provides additional information about the Contract which may be of interest to you.

      The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "Contract" as used herein refers to both the individual contract and each certificate issued under the group contract. The group contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the Contract. You, the Owner, have all rights and benefits under the Contract.

                             ADDITIONAL DEFINITIONS

Account:  The account  established  and  maintained  for you under the Contract to which your Net Purchase
Payments are credited.

Account  Value:  The Account Value is equal to the sum of (a) the Fixed
 Accumulated  Value,  plus (b) the
Variable Accumulated Value.

Age: The applicable person's age nearest birthday.

Annuitant's Beneficiary: The person or persons named by you, the Owner, who may receive the death benefits under the Contract if: (a) there is no named Contingent Annuitant and the Annuitant dies before the Annuity Date; or (b) the Annuitant dies after the Annuity Date under an Annuity Form containing a period certain option.

Annuity Issue Date: The effective date of your Contract as shown on the Contract.

Code:  The U.S.  Internal  Revenue  Code of  1986,  as  amended,  and the rules  and  regulations  issued
thereunder.

Contingent Annuitant: The person who: (a) becomes the Annuitant if the Annuitant dies before the Annuity Date; or (b) may receive benefits under the Contract if the Annuitant dies after the Annuity Date under an Annuity Form containing a contingent annuity option.

Contract Anniversary: The same month and day as the Annuity Issue Date in each calendar year after the calendar year in which the Annuity Issue Date occurs.

Contract Year: A 12-month period from the Annuity Issue Date and ending with the day before the Contract Anniversary and each twelve month period thereafter.

Owner's Beneficiary: The person who becomes the Owner of the Contract if the Owner dies. If the Contract has Joint Owners, the surviving Joint Owner will be the Owner's Beneficiary.

Valuation Day: Any day the New York Stock Exchange is open for trading. Valuation occurs currently as of
4:00 p.m. ET each Valuation Day.

Valuation Period: The time interval between the closing of the New York Stock Exchange on consecutive
Valuation Days.

Withdrawals:  Refers to partial withdrawals,  full surrenders,  and withdrawals under the Automatic Payout
Option that are paid in cash to you.

                              NET INVESTMENT FACTOR

      For any Sub-Account of the Variable Account, the Net Investment Factor for a Valuation Period, before the Annuity Date, is (a) divided by (b), minus (c).

Where (a) is

      The net asset value per-share held in the Sub-Account, as of the end of the Valuation Period,

                                  plus or minus

      The per-share amount of any dividend or capital gain distributions if the "ex dividend" date occurs in the Valuation Period,

                                  plus or minus

      A per-share charge or credit as of the end of the Valuation Period for tax reserves for realized and unrealized capital gains, if any.

Where (b) is

      The net asset value per-share held in the Sub-Account as of the end of the last prior Valuation Period.

Where (c) is

      The daily charge of 0.002319% (0.85% annually) for assuming the mortality and expense risks under this Contract times the number of calendar days in the current Valuation Period, plus

      The daily Administrative Expense Charge (currently zero) times the number of calendar days in the current Valuation Period. This charge will not exceed 0.000411% (0.15% annually).

      A Valuation Day is defined as any day that the New York Stock Exchange is open.

Example of Variable Accumulation Unit Value Calculations

      Assume the net asset value per share of a Portfolio at the end of the current Valuation Period is $20.15; at the end of the immediately preceding Valuation Period was $20.10; the Valuation Period is one day; and no dividends or distributions caused the Portfolio shares to go "ex dividend" during the current Valuation Period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for the Mortality and Expense Risk Charge 0.002319% (the daily equivalent of the current charge of 0.85% on an annual basis) gives a Net Investment Factor of 1.002464810. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 15.50000, the value for the current Valuation Period would be 15.538204555 (15.5 X 1.002464810).

                               GENERAL PROVISIONS

IRS Required Distributions

      If you have a Non-Qualified Contract and any Owner dies before the entire interest in the Contract is distributed, the remaining value generally must be distributed to the designated Beneficiary so that the Contract qualifies as an annuity under the Code. (See "Federal Tax Matters," page 9.)

Non-Participating

      The Contract is non-participating. No dividends are payable and the Contract will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

      If the age or sex of any measuring life has been misstated, the Annuity Payments under the Contract will be whatever the Annuity Purchase Amount applied on the Annuity Date would purchase on the basis of the correct age or sex of you and/or the other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement may be respectively charged against or credited to the Annuity Payment or Annuity Payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

      Before making any payment under the Contract, Transamerica may require proof of the existence and/or proof of the age of you or any other measuring life, or any other information Transamerica deems necessary in order to provide benefits under the Contract.

      Transamerica will not be liable for obligations which depend on receiving information from or about a Payee or measuring life until such information is received in a satisfactory form.

Assignment

      No assignment of a Contract will be binding on Transamerica unless made in writing and given to Transamerica at its Service Center. Transamerica is not responsible for the adequacy of any assignment. Your rights and the interest of any Annuitant or Beneficiary will be subject to the rights of any assignee of record. Qualified Contracts are not transferable or assignable.

Annual Report

      At least once each Contract Year prior to the Annuity Date, you will be given a report of the current Account Value allocated to each Sub-Account. This report will also include any other information required by law or regulation.

Incontestability

      Each Contract is incontestable from the Annuity Issue Date.

Ownership

      Only you will be entitled to the rights granted by the Contract or allowed by Transamerica under the Contract. If you die, your rights belong to your estate unless you have previously named an Owner's Beneficiary.

Entire Contract

      The individual annuity Contract, or the Certificate and the group annuity contract under which the certificate has been issued, makes the entire Contract.



Changes in the Contract

      Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any change in the Contract and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.

      Transamerica may not change or amend the Contract, except as expressly provided in the Contract without your consent. However, Transamerica may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

      To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Delay of Payments

         Payment of any amounts due from the Variable Account generally will occur within seven days from the date an acceptable Written Request, including all completed forms Transamerica requires, is received at the Service Center, except that Transamerica is permitted to postpone such payment if: (1) the New York Stock Exchange is closed for reasons other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission) or the Commission requires that trading be restricted; or (3) the Commission permits a delay for your protection.

Notices and Directions

      We will not be bound by any authorization, direction, election or notice which is not made in a manner and form acceptable to us and, if required to be in writing, not received at our Service Center.

      Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice by first-class mail to your last known address as shown on our records.

                         CALCULATION OF PERFORMANCE DATA

Money Market Sub-Account Yield Calculation

      In accordance with regulations adopted by the Securities and Exchange Commission, Transamerica is required to compute the Money Market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the Mortality and Expense Risk Charge and Annual Contract Charge and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the Variable Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funding vehicle.

      The Commission also permits Transamerica to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

      The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

Other Sub-Account Yield Calculations

      Transamerica may from time to time disclose the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to the income generated by the Sub-Account over a specified 30-day period. Because this yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Variable Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

      YIELD = 2[ a-b + 1}6 - 1]
                            cd
Where:

      a       =        net  investment  income earned during the period by the
Portfolio  attributable  to
                       the shares owned by the Sub-Account.

      b       =        expenses for the Sub-Account accrued for the period (net
 of reimbursements).

      c = the average daily number of Variable Accumulation Units outstanding during the period.

      d = the maximum offering price per Variable Accumulation Unit on the last day of the period.

      Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

      Because of the charges and deductions imposed by the Variable Account, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio. The yield on amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield will be affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

Standard Total Return Calculations

      Transamerica may from time to time also disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P{1+T}n = ERV

Where:
         P        =        a hypothetical initial payment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

      All recurring fees that are charged to all Contracts are recognized in the ending redeemable value.

Other Performance Data

      Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                                 CTR = {ERV/P}-1
Where:

         CTR      =        the  cumulative  total  return net of  Sub-Account
  recurring  charges  for the
                           period.
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

         P = a hypothetical initial payment of $1,000.

Hypothetical Performance Data

      Transamerica may also disclose "hypothetical" performance data for a Sub-Account, for periods before the Sub-Account commenced operations. Such performance information for the Sub-Account will be calculated based on the performance of the corresponding Portfolio and the assumption that the Sub-Account was in existence for the same periods as the Portfolio, with a level of Contract charges currently in effect. The Portfolio used for these calculations will be the actual Portfolio that the Sub-Account will invest in. This type of hypothetical performance data may be disclosed on both an average annual total return and a cumulative total return basis.

                      TERMINATION OF DOLLAR COST AVERAGING

      We reserve the right to send written notification to you as to the options available if termination of Dollar Cost Averaging, either by you or by us, results in the value in the receiving Sub-Account(s) to which monthly transfers were made to be less than $1,000. You will have 10 days from the date our notice is mailed to:

      (a) transfer the value of the Sub-Account(s) to another Sub-Account with a current value; or (b) transfer funds from another Sub-Account (either $1,000 or the entire value of the Sub-Account)
into the receiving Sub-Account(s) to bring the value of that Sub-Account to at least $1,000; or

      (c) submit an additional Purchase Payment (subject to the $1,000 minimum) to make the value of the Sub-Account equal to or greater than $1,000; or

      (d) transfer the entire value of the receiving Sub-Account(s) back into the Sub-Account from which the automatic transfers were made. If no written election is made by you and received by us at our Service Center prior to the end of the 10 day period, we reserve the right to transfer the value of the receiving Sub-Account(s) back into the Sub-Account from which the automatic transfers were made. Transfers made as a result of (a), (b), or (d) above will not be counted for purposes of the ten free transfers per Contract Year limitation.

                               FEDERAL TAX MATTERS

      The Contract is designed for use by individuals in retirement plans which may be qualified for special tax treatment under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Account Value, on Annuity Payments, and on the economic benefit to you, the Annuitant or the Beneficiary may depend on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned and on Transamerica's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Taxation of Transamerica

      Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Transamerica believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.

      Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the Variable Account and, therefore, Transamerica does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable to the Variable Account, then Transamerica may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

      Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Variable Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg.
Sec. 1.817-5, which affect how the Portfolios' assets may be invested.

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of more Sub-Accounts in which to allocate net purchase payments and Contract Values, may be able to transfer among Sub-Accounts more frequently, and the Sub-Accounts may have narrower investment strategies, than in such rulings. These differences could result in an Owner being treated as the owner of the assets of the Variable Account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

      In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of your interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of your death. Your "designated beneficiary" is a natural person designated by you as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if your "designated beneficiary" is your surviving spouse, the Contract may be continued with the surviving spouse as the new owner.

      The non-qualified Contracts contain provisions which are designed to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Transamerica intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

                          DISTRIBUTION OF THE CONTRACTS


      Transamerica Securities Sales Corporation, located at 1150 South Olive Street, Los Angeles, California 90015, (213) 741-7702, is the principal underwriter and distributor of the Contracts. Transamerica Securities Sales Corporation is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Effective May 1, 1997, the Contracts are no longer being offered, but additional Purchase Payments may be made to contracts purchased before May 1, 1997. No underwriting commissions have been paid to Charles Schwab & Co., Inc., the previous distributor, or to Transamerica Securities Sales Corporation since commencement of sales of the Contracts.


                          SAFEKEEPING OF ACCOUNT ASSETS

      Title to assets of the Variable Account is held by Transamerica. The assets of the Variable Account are kept separate and apart from Transamerica's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

                                  TRANSAMERICA

General Information and History

      Transamerica Occidental Life Insurance Company was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981.

      Transamerica is wholly-owned by Transamerica Insurance Corporation of California, which is in turn wholly owned by Transamerica Corporation.
Transamerica Corporation is a financial services organization which engages through its subsidiaries in two primary businesses: finance and insurance. Finance consists of consumer lending, commercial lending, leasing and real estate services. Insurance comprises life insurance, asset management and insurance brokerage.

                                STATE REGULATION

      Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contract will be modified accordingly.

                               RECORDS AND REPORTS

      All records and accounts relating to the Variable Account will be maintained by Transamerica or by our Service Center. As presently required by the 1940 Act and regulations promulgated thereunder, which pertain to the Variable Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to you semi-annually at your last known address of record.

                              FINANCIAL STATEMENTS

      The consolidated financial statements of Transamerica included in this Statement of Additional Information should be considered only as bearing on the ability of Transamerica to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


      This Statement of Additional Information contains the financial statements of the Variable Account as of December 31,1997.




















Distinct Assets from Transamericasm, a Variable Annuity issued by Transamerica Occidental Life Insurance Company, Policy form 1-504 11-194, Certificate number GNC-37-193.

                                                                        F1297041





                          Audited Financial Statements

                            Separate Account VA-5 of
                             Transamerica Occidental
                             Life Insurance Company

                          Year ended December 31, 1997
                       with Report of Independent Auditors

                Separate Account VA-5 of Transamerica Occidental
                                              Life Insurance Company

                                           Audited Financial Statements

                                           Year ended December 31, 1997



                                                     Contents


Report of Independent Auditors...........................1
Statement of Assets and Liabilities......................2
Statement of Operations..................................4
Statement of Changes in Net Assets.......................6
Notes to Financial Statements............................10

                                         Report of Independent Auditors

Unitholders of Separate Account VA-5 of Transamerica
   Occidental Life Insurance Company
Board of Directors, Transamerica Occidental Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account VA-5 of Transamerica Occidental Life Insurance Company (comprised of the Federated American Leaders Fund II, Federated Fund for U.S. Government Securities II, INVESCO VIF-Industrial Income, INVESCO VIF-Total Return, INVESCO VIF-High Yield, Janus Aspen Growth, Lexington Emerging Markets Fund, Schwab Money Market, SteinRoe Capital Appreciation Fund, Strong Discovery Fund II, American Century Balanced and American Century Growth Sub-accounts) as of December 31, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Separate Account VA-5's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-5 of Transamerica Occidental Life Insurance Company as of December 31, 1997, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.


Charlotte, NC
April 13, 1998

                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                        Statement of Assets and Liabilities

                                                 December 31, 1997


                                                      Federated         Federated       INVESCO          INVESCO
                                                      American        Fund for U.S.       VIF              VIF
                                                       Leaders        Government       Industrial         Total
                                                       Fund II       Securities II       Income           Return
                                                     Sub-account      Sub-account     Sub-account      Sub-account
                                                   ---------------- ---------------- --------------- -----------------

Assets:
   Investments, at fair value                      $    4,849,427   $    1,242,821   $    4,773,507  $    1,792,404
   Receivable for units sold                                    -                -                -               -
   Due from Transamerica Life                                   -                -               22               -
                                                   ---------------- ---------------- --------------- -----------------
Total assets                                            4,849,427        1,242,821        4,773,529       1,792,404



Liabilities:
   Payable for units redeemed                              28,166                -            7,503          10,698
   Due to Transamerica Life                                     8                7                -               1
                                                   ---------------- ---------------- --------------- -----------------
Total liabilities                                          28,174                7            7,503          10,699

Net assets                                         $    4,821,253   $    1,242,814   $    4,766,026  $    1,781,705
                                                   ================ ================ =============== =================

Accumulation units outstanding                        228,317.011      102,037.540   239,951.152     106,763.914
                                                   ================ ================ =============== =================

Net asset value and redemption price per unit      $    21.116485   $    12.179971   $    19.862484  $    16.688272
                                                   ================ ================ =============== =================



Other sub-account information:

Number of mutual fund shares                          247,041.600      117,914.680      280,135.370     113,371.540

Net asset value per share                          $        19.63   $        10.54   $        17.04  $        15.81

Investment cost                                    $     4,065,577  $     1,187,724  $    4,204,000  $     1,604,143

 .





INVESCO
 VIF         Janus         Lexington         Schwab          SteinRoe          Strong         American         American
 High        Aspen          Emerging          Money           Capital        Discovery         Century         Century
Yield       Growth          Markets          Market        Appreciation       Fund II         Balanced          Growth
Sub-accounSub-account     Sub-account      Sub-account      Sub-account     Sub-account      Sub-account     Sub-account
------- ---------------- --------------- ---------------- ---------------- --------------- ---------------- ---------------


$     2,$22,815,622,140  $    1,298,473  $     2,963,043  $     3,041,735  $    2,234,714     $     51,520  $    1,121,281
     -           26,387               -                -                -               -                -               -
    10               77               2                -               61              24                -              11
------- ---------------- --------------- ---------------- ---------------- --------------- ---------------- ---------------
      2,222,825,648,604       1,298,475        2,963,043        3,041,796       2,234,738           51,520       1,121,292



18,680                -          14,548            2,123            6,799          67,563                -           2,750
     -              130               -              401                -               -               53              26
------- ---------------- --------------- ---------------- ---------------- --------------- ---------------- ---------------
18,680              130          14,548            2,524            6,799          67,563               53           2,776

$     2,$04,145,648,474  $    1,283,927  $     2,960,519  $     3,034,997  $    2,167,175     $     51,467  $    1,118,516
======= ================ =============== ================ ================ =============== ================ ===============

    138,062.307,663.000     144,078.100    2,563,488.125      199,493.020     134,922.307        3,433.417      97,638.898
======= ================ =============== ================ ================ =============== ================ ===============

$     15$9648718.359290  $     8.911325  $      1.154879  $     15.213550  $    16.062387     $  14.990013  $    11.455641
======= ================ =============== ================ ================ =============== ================ ===============





    178,396.304,228.360     145,732.100    2,963,042.720      168,985.290     185,761.740        6,252.460     115,834.810

$12.46  $         18.48  $         8.91  $          1.00  $         18.00  $        12.03     $       8.24  $         9.68

$     2,$83,564,864,792  $    1,572,588  $     2,963,043  $     2,802,014  $    2,017,231     $     43,744  $    1,178,813



See accompanying notes

                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                              Statement of Operations

                                           Year ended December 31, 1997


                                                    Federated      Federated        INVESCO       INVESCO
                                                     American       Fund for          VIF           VIF
                                                                      U.S.
                                                     Leaders       Government     Industrial       Total
                                                     Fund II       Securities       Income         Return
                                                                       II
                                                   Sub-account    Sub-account     Sub-account   Sub-account
                                                  --------------- ------------- -------------- -------------

Investment income                                   $  317,358      $ 140,246    $   338,193    $   43,621

Expenses:
   Mortality and expense risk charge                    69,329         25,340         62,329        37,353
                                                  --------------- ------------- -------------- -------------

Net investment income (loss)                           248,029        114,906        275,864         6,268

Net realized and unrealized gain (loss) on investments:
   Realized gain (loss) on investment                2,471,484         70,009      1,559,887     1,402,587
transactions
   Unrealized (depreciation) appreciation of          (494,470)       (10,848)      (160,989)     (525,230)
investments

                                                  --------------- ------------- -------------- -------------

Net gain (loss) on investments                       1,977,014         59,161      1,398,898       877,357
                                                  --------------- ------------- -------------- -------------

Increase (decrease) in net assets resulting        $2,225,043        $174,067    $ 1,674,762    $  883,625
from operations
                                                  =============== ============= ============== =============












INVESCO
 VIF       Janus          Lexington         Schwab          SteinRoe          Strong         American         American
High       Aspen          Emerging           Money           Capital        Discovery         Century         Century
Yield      Growth          Markets          Market        Appreciation       Fund II         Balanced          Growth
Sub-accoSub-account      Sub-account      Sub-account      Sub-account     Sub-account      Sub-account     Sub-account
------ --------------- ---------------- ---------------- ---------------- --------------- ---------------- ---------------

$  222,3$1  220,180      $    1,278       $  468,513       $  1,704,849      $       -       $ 8,159        $   69,975


    34,135   83,616          26,883           80,541             45,871         33,230           977            19,167
------ --------------- ---------------- ---------------- ---------------- --------------- ---------------- ---------------

   188,226  136,564         (25,605)         387,972          1,658,978        (33,230)        7,182            50,808


   283,5742,309,320         361,690                -         (1,175,454)      (520,851)       40,535          (450,256)
    62,309 (496,364)       (129,901)               -           (370,718)       574,799       (30,360)          131,044
------ --------------- ---------------- ---------------- ---------------- --------------- ---------------- ---------------

   345,8831,812,954         231,789                -         (1,546,172)        53,948        10,175          (319,212)
------ --------------- ---------------- ---------------- ---------------- --------------- ---------------- ---------------

$  534,1$91,949,518      $  206,184       $  387,972       $    112,806      $  20,718       $17,357        $ (268,404)
====== =============== ================ ================ ================ =============== ================ ===============




See accompanying notes.

                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                        Statement of Changes in Net Assets

                                           Year ended December 31, 1997


                                                           Federated       Federated         INVESCO          INVESCO
                                                           American      Fund for U.S.         VIF              VIF
                                                            Leaders        Government      Industrial          Total
                                                            Fund II      Securities II       Income           Return
                                                          Sub-account     Sub-account      Sub-account      Sub-account
                                                        ---------------- --------------- ---------------- ----------------


Increase (decrease) in net assets:
   Operations:
     Net investment income (loss)                         $    248,029   $    114,906      $    275,864     $      6,268
     Realized gain (loss) on investment transactions         2,471,484         70,009         1,559,887        1,402,587
     Unrealized (depreciation) appreciation of                (494,470)       (10,848)         (160,989)        (525,230)
investments
                                                        ---------------- --------------- ---------------- ----------------


Increase (decrease) in net assets resulting from             2,225,043        174,067         1,674,762          883,625
operations
Increase (decrease) in net assets resulting from
operations

Changes from accumulation unit transactions                (12,190,541)    (5,083,826)      (11,002,346)      (8,314,331)
                                                        ---------------- --------------- ---------------- ----------------

Total decrease in net assets                                (9,965,498)    (4,909,759)       (9,327,584)      (7,430,706)

Net assets at beginning of year                             14,786,751      6,152,573        14,093,610        9,212,411
                                                        ---------------- --------------- ---------------- ----------------

Net assets at end of year                                 $  4,821,253   $  1,242,814      $  4,766,026     $  1,781,705
                                                        ================ =============== ================ ================

 .







INVESCO
VIF      Janus          Lexington          Schwab          SteinRoe         Strong          American       American
High     Aspen          Emerging           Money           Capital         Discovery        Century         Century
Yield    Growth          Markets           Market        Appreciation       Fund II         Balanced        Growth
Sub-acSub-account      Sub-account      Sub-account      Sub-account      Sub-account     Sub-account     Sub-account
---- --------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------




$    $88,226136,564    $    (25,605)    $     387,972   $  1,658,978      $   (33,230)     $    7,182      $    50,808
     283,52,309,320         361,690                 -     (1,175,454)        (520,851)         40,535         (450,256)
      62,30(496,364)       (129,901)                -       (370,718)         574,799         (30,360)         131,044
---- --------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------


     534,11,949,518         206,184           387,972        112,806           20,718          17,357         (268,404)

  (5,869(14,539,225)     (4,722,848)      (20,650,913)    (7,052,115)      (6,599,210)       (176,291)      (3,697,879)
---- --------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------

  (5,335(12,589,707)     (4,516,664)      (20,262,941)    (6,939,311)      (6,578,492)       (158,934)      (3,966,283)

   7,539,18,238,181       5,800,591        23,223,460      9,974,308        8,745,667         210,401        5,084,799
---- --------------- ---------------- ----------------- --------------- ---------------- --------------- ---------------

$  2,$04,15,648,474    $  1,283,927     $   2,960,519   $  3,034,997      $ 2,167,175      $   51,467      $ 1,118,516
==== =============== ================ ================= =============== ================ =============== ===============



See accompanying notes

                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                        Statement of Changes in Net Assets

                                           Year ended December 31, 1996


                                                           Federated       Federated         INVESCO          INVESCO
                                                           American      Fund for U.S.         VIF              VIF
                                                            Leaders        Government      Industrial          Total
                                                            Fund II      Securities II       Income           Return
                                                          Sub-account     Sub-account      Sub-account      Sub-account
                                                        ---------------- --------------- ---------------- ----------------


Increase (decrease) in net assets:
   Operations:
     Net investment income (loss)                        $    102,634     $   262,760      $   885,581      $   210,270
     Realized gain (loss) on investment transactions          712,852           7,008          682,677          204,309
     Unrealized appreciation (depreciation) of                940,433          (3,626)         391,388          429,998
investments
                                                        ---------------- --------------- ---------------- ----------------


Increase (decrease) in net assets resulting from            1,755,919         266,142        1,959,646          844,577
operations
Increase (decrease) in net assets resulting from
operations

Changes from accumulation unit transactions                 8,093,973       2,943,241        5,380,435        2,514,334
                                                        ---------------- --------------- ---------------- ----------------

Total increase (decrease) in net assets                     9,849,892       3,209,383        7,340,081        3,358,911

Net assets at beginning of year                             4,936,859       2,943,190        6,753,529        5,853,500
                                                        ---------------- --------------- ---------------- ----------------

Net assets at end of year                                $ 14,786,751     $ 6,152,573      $14,093,610       $9,212,411
                                                        ================ =============== ================ ================

 .






INVESCO
VIF      Janus          Lexington         Schwab          SteinRoe          Strong          American       American
High     Aspen          Emerging          Money           Capital          Discovery        Century         Century
Yield    Growth          Markets          Market        Appreciation        Fund II         Balanced        Growth
Sub-acSub-account      Sub-account     Sub-account      Sub-account       Sub-account     Sub-account     Sub-account
---- --------------- ---------------- --------------- ----------------- ---------------- --------------- ---------------




$    5$2,81274,566   $    (48,966)     $   838,847      $   (59,104)      $ 1,560,715      $   10,447    $    689,709
     160,1,023,948        299,992                -          892,513          (793,599)         14,001        (853,977)
      96,26641,212        (80,603)               -          439,679          (862,211)          6,493        (193,107)
---- --------------- ---------------- --------------- ----------------- ---------------- --------------- ---------------


     849,1,939,726        170,423          838,847        1,273,088           (95,095)         30,941        (357,375)

   2,825,9,011,169      2,452,183        6,656,349        6,051,159         1,548,802        (120,559)       (255,063)
---- --------------- ---------------- --------------- ----------------- ---------------- --------------- ---------------

   3,67410,950,895      2,622,606        7,495,196        7,324,247         1,453,707         (89,618)       (612,438)

   3,864,7,287,286      3,177,985       15,728,264        2,650,061         7,291,960         300,019       5,697,237
---- --------------- ---------------- --------------- ----------------- ---------------- --------------- ---------------

$  7,53$18,238,181     $5,800,591     $23,223,460       $ 9,974,308       $ 8,745,667      $  210,401    $  5,084,799
==== =============== ================ =============== ================= ================ =============== ===============



See accompanying notes

                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                           Notes to Financial Statements

                                               December 31, 1997


1. Organization

Separate Account VA-5 of Transamerica Occidental Life Insurance Company ("Separate Account") was established by Transamerica Occidental Life Insurance Company ("Transamerica Life") as a separate account under the laws of the State of California on September 28, 1993. The Separate Account is registered with the Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to deferred annuity contracts ("Contract") issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on May 1, 1994.

In accordance with the terms of the Contract, all payments allocated to the Separate Account by contract owners must be allocated to purchase units of any or all of the Separate Account's twelve sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio. The mutual fund portfolios are: Federated American Leaders Fund II, Federated Fund for U.S. Government Securities II, INVESCO VIF-Industrial Income, INVESCO VIF-Total Return, INVESCO VIF-High Yield, Janus Aspen Growth, Lexington Emerging Markets, Schwab Money Market, SteinRoe Capital Appreciation, Strong Discovery Fund II, American Century Balanced, and American Century Growth (together "the Funds"). The Funds are open-end, diversified investment companies registered under the Investment Company Act of 1940.

2. Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                     Notes to Financial Statements (continued)




2. Significant Accounting Policies (continued)

Investment Valuation--Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income--Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes--Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants is generally not subject to federal income tax.

3. Expenses and Charges

Mortality and expense risk charges are deducted by Transamerica Life from each sub-account of the Separate Account on a daily basis which is equal, on an annual basis, to 0.85% of the daily net asset value of the sub-account. This amount can never increase and is paid to Transamerica Life. No administrative expense charge is currently deducted from each sub-account but Transamerica Life may deduct such a charge not to exceed a maximum effective annual rate of .15% of the daily net asset value of the sub-account.

The following charges are deducted from a contract holder's account by Transamerica Life and not directly from the Separate Account. An annual contract charge of $25 (or 2% of the account value, if less) is deducted at the end of each contract year. Additionally, there is a $10 (or 2% of the transfer amount, if less) fee for each transfer in excess of 10 in any contract year.

                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                     Notes to Financial Statements (continued)




4. Remuneration

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.

5. Accumulation Units

The changes in accumulation units and amounts are as follows:

                                           Federated         Federated           INVESCO               INVESCO
                                           American        Fund for U.S.           VIF                   VIF
                                            Leaders          Government         Industrial              Total
                                            Fund II        Securities II          Income               Return
                                          Sub-account       Sub-account        Sub-account           Sub-account
                                       ------------------ ----------------- ------------------- ----------------------
Year ended December 31, 1997

Accumulation Units:
   Units sold                                 13,075.341         6,773.499       24,689.249           32,158.874

   Units redeemed                           (684,279.353)     (422,231.200)    (707,243.763)        (588,972.151)
   Units transferred                         (19,351.213)      (26,354.539)      20,747.521           (9,228.164)
                                       ------------------ ----------------- ------------------- ----------------------

Net decrease                                (690,555.225)     (441,812.240)    (661,806.993)        (566,041.441)
                                       ================== ================= =================== ======================


                                            INVESCO
                                              VIF               Janus            Lexington             Schwab
                                             High               Aspen            Emerging               Money
                                             Yield             Growth             Markets              Market
                                          Sub-account        Sub-account        Sub-account          Sub-account
                                       ------------------ ------------------ ------------------ ----------------------
Accumulation Units:
   Units sold                                12,076.040        14,906.649         13,337.549       4,919,589.214
   Units redeemed                          (432,278.264)     (925,450.959)      (466,676.983)    (24,755,671.743)
   Units transferred                          8,850.115         9,115.010         26,546.317       1,438,010.240
                                       ------------------ ------------------ ------------------ ----------------------

Net decrease                           (411,352.109)      (901,429.300)         (426,793.117)   (18,398,072.289)
                                       ================== ================== ================== ======================



                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                     Notes to Financial Statements (continued)




5. Accumulation Units (continued)

                                                SteinRoe            Strong             American           American
                                                Capital            Discovery           Century             Century
                                              Appreciation          Fund II            Balanced            Growth
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Accumulation Units:
   Units sold                                    18,161.725          7,101.018             30.094            4,901.500
   Units redeemed                              (530,614.759)      (385,584.085)       (12,232.161)        (275,457.578)
   Units transferred                             11,086.924        (87,974.612)          (482.366)         (57,591.374)
                                           ------------------- ------------------ ------------------- ------------------

Net decrease                                   (501,366.110)      (466,457.679)       (12,684.433)        (328,147.452)
                                           =================== ================== =================== ==================


                                               Federated           Federated           INVESCO             INVESCO
                                                American         Fund for U.S.           VIF                 VIF
                                                Leaders           Government          Industrial            Total
                                                Fund II          Securities II          Income             Return
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Year ended December 31, 1997

Amounts:
   Sales                                    $      233,309        $     76,861    $       403,309       $    450,073
   Redemptions                                 (12,155,297)         (4,863,798)       (11,767,528)        (8,637,417)
   Transfers                                      (268,553)           (296,889)           361,873           (126,987)
                                           ------------------- ------------------ ------------------- ------------------

Net decrease                                  $(12,190,541)       $ (5,083,826)   $   (11,002,346)      $ (8,314,331)
                                           =================== ================== =================== ==================


                                                INVESCO
                                                  VIF                Janus            Lexington            Schwab
                                                  High               Aspen             Emerging             Money
                                                 Yield              Growth             Markets             Market
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Amounts:
   Sales                                     $     172,762       $     237,635      $     147,264     $    5,481,368
   Redemptions                                  (6,186,546)        (14,928,557)        (5,186,036)       (27,755,733)
   Transfers                                       144,591             151,697            315,924          1,623,452
                                           ------------------- ------------------ ------------------- ------------------

Net decrease                                 $  (5,869,193)      $ (14,539,225)     $ (4,722,848)     $  (20,650,913)
                                           =================== ================== =================== ==================


                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                     Notes to Financial Statements (continued)




5. Accumulation Units (continued)

                                                SteinRoe            Strong             American           American
                                                Capital            Discovery           Century             Century
                                              Appreciation          Fund II            Balanced            Growth
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Amounts:
   Sales                                   $     262,184       $     104,837         $      400       $      59,950
   Redemptions                                (7,470,168)         (5,469,227)          (169,909)         (3,073,935)
   Transfers                                     155,869          (1,234,820)            (6,782)           (683,894)
                                           ------------------- ------------------ ------------------- ------------------

Net decrease                               $  (7,052,115)      $  (6,599,210)        $ (176,291)      $  (3,697,879)
                                           =================== ================== =================== ==================


                                               Federated           Federated           INVESCO             INVESCO
                                                American         Fund for U.S.           VIF                 VIF
                                                Leaders           Government          Industrial            Total
                                                Fund II          Securities II          Income             Return
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Year ended December 31, 1996

Accumulation Units:
   Units sold                                    80,053.623         17,617.696         66,427.051           49,171.527

   Units redeemed                              (104,816.781)       (53,222.028)       (99,467.295)         (26,819.466)
   Units transferred                            573,824.700        310,658.757        410,910.540          174,945.245
                                           ------------------- ------------------ ------------------- ------------------

Net increase                                    549,061.542        275,054.425        377,870.296          197,297.306
                                           =================== ================== =================== ==================


                                                INVESCO
                                                  VIF                Janus            Lexington            Schwab
                                                  High               Aspen             Emerging             Money
                                                 Yield              Growth             Markets             Market
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Accumulation Units:
   Units sold                                    41,140.407         97,054.601         41,292.050       51,790,752.590
   Units redeemed                               (67,009.677)      (145,939.773)       (73,158.129)      (4,276,053.163)
   Units transferred                            249,721.016        690,578.532        269,488.705      (41,331,633.705)
                                           ------------------- ------------------ ------------------- ------------------

Net increase                                    223,851.746        641,693.360        237,622.626        6,183,065.722
                                           =================== ================== =================== ==================


                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                     Notes to Financial Statements (continued)




5. Accumulation Units (continued)

                                                SteinRoe            Strong             American           American
                                                Capital            Discovery           Century             Century
                                              Appreciation          Fund II            Balanced            Growth
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Accumulation Units:
   Units sold                                    68,091.717         51,941.430            667.888           39,107.373
   Units redeemed                              (117,551.276)       (79,349.337)        (8,570.299)         (84,409.989)
   Units transferred                            515,942.943        127,614.932         (1,544.651)          19,033.395
                                                                                  )
                                           ------------------- ------------------ ------------------- ------------------

Net increase (decrease)                         466,483.384        100,207.024         (9,447.062)         (26,269.221)
                                           =================== ================== =================== ==================


                                               Federated           Federated           INVESCO             INVESCO
                                                American         Fund for U.S.           VIF                 VIF
                                                Leaders           Government          Industrial            Total
                                                Fund II          Securities II          Income             Return
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Year ended December 31, 1996

Amounts:
   Sales                                     $    1,169,260      $     212,447      $     937,245       $     622,758
   Redemptions                                   (1,633,248)          (584,019)        (1,516,451)           (358,043)
   Transfers                                      8,557,961          3,314,813          5,959,641           2,249,619
                                           ------------------- ------------------ ------------------- ------------------

Net increase                                 $    8,093,973      $   2,943,241      $   5,380,435       $   2,514,334
                                           =================== ================== =================== ==================


                                                INVESCO
                                                  VIF                Janus            Lexington            Schwab
                                                  High               Aspen             Emerging             Money
                                                 Yield              Growth             Markets             Market
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Amounts:
   Sales                                     $     541,188       $   1,362,459      $     431,545       $  56,093,326
   Redemptions                                    (889,257)         (2,138,312)          (747,548)         (4,661,898)
   Transfers                                     3,173,598           9,787,022          2,768,186         (44,775,079)
                                           ------------------- ------------------ ------------------- ------------------

Net increase                                 $   2,825,529       $   9,011,169      $   2,452,183       $   6,656,349
                                           =================== ================== =================== ==================

                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                     Notes to Financial Statements (continued)




5. Accumulation Units (continued)

                                                SteinRoe            Strong             American           American
                                                Capital            Discovery           Century             Century
                                              Appreciation          Fund II            Balanced            Growth
                                              Sub-account         Sub-account        Sub-account         Sub-account
                                           ------------------- ------------------ ------------------- ------------------
Amounts:
   Sales                                     $     896,802       $     746,690      $      8,661        $    493,685
   Redemptions                                  (1,607,164)         (1,131,996)         (110,284)         (1,036,294)
   Transfers                                     6,761,521           1,934,108           (18,936)            287,546
                                           ------------------- ------------------ ------------------- ------------------

Net increase (decrease)                      $   6,051,159       $   1,548,802      $   (120,559)       $   (255,063)
                                           =================== ================== =================== ==================

6. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from the sales of investments for the year ended December 31, 1997 were as follows:


                                               Federated          Federated            INVESCO              INVESCO
                                               American         Fund for U.S.            VIF                  VIF
                                                Leaders           Government         Industrial              Total
                                                Fund II         Securities II          Income               Return
                                              Sub-account        Sub-account         Sub-account          Sub-account
                                           ------------------ ------------------- ------------------ ----------------------

Aggregate purchases                          $    3,584,194      $    769,230       $   3,382,665         $   1,976,694
                                           ================== =================== ================== ======================

Aggregate proceeds from sales                $   15,627,948      $  5,728,012       $  13,248,057         $  10,034,777
                                           ================== =================== ================== ======================


                                                INVESCO
                                                  VIF               Janus             Lexington             Schwab
                                                 High               Aspen             Emerging               Money
                                                 Yield              Growth             Markets              Market
                                              Sub-account        Sub-account         Sub-account          Sub-account
                                           ------------------ ------------------- ------------------ ----------------------

Aggregate purchases                          $   2,734,524       $  3,281,131       $   1,610,754         $  17,707,069
                                           ================== =================== ================== ======================

Aggregate proceeds from sales                $   7,747,434       $ 17,794,193       $   6,384,106         $  37,332,528
                                           ================== =================== ================== ======================



                            Separate Account VA-5 of
                 Transamerica Occidental Life Insurance Company

                                     Notes to Financial Statements (continued)




6. Investment Transactions (continued)


                                               SteinRoe             Strong            American             American
                                                Capital           Discovery            Century              Century
                                             Appreciation          Fund II            Balanced              Growth
                                              Sub-account        Sub-account         Sub-account          Sub-account
                                           ------------------ ------------------- ------------------ ----------------------

Aggregate purchases                          $   5,596,270      $    891,434         $   16,726            $   623,704
                                           ================== =================== ================== ======================

Aggregate proceeds from sales                $  11,031,781      $  7,543,205         $  256,441            $ 4,525,239
                                           ================== =================== ================== ======================



                    Audited Consolidated Financial Statements



         Transamerica Occidental Life Insurance Company and Subsidiaries


                                December 31, 1997

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Audited Consolidated Financial Statements

December 31, 1997






Audited Consolidated Financial Statements

Report of Independent Auditors...................  1
Consolidated Balance Sheet.......................  2
Consolidated Statement of Income.................  3
Consolidated Statement of Shareholder's Equity...  4
Consolidated Statement of Cash Flows.............  5
Notes to Consolidated Financial Statements.......  6

4367:Folder T
04/22/98  3:30 PM




                                           REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Occidental Life Insurance Company


We have audited the accompanying consolidated balance sheet of Transamerica Occidental Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Occidental Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


January 23, 1998

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET


                                                                                       December 31
                                                                             1997                     1996
                                                                    ---------------------    -------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          29,231,998    $          26,980,676
   Equity securities available for sale                                           791,221                  471,734
   Mortgage loans on real estate                                                  706,939                  716,669
   Real estate                                                                     19,633                   24,876
   Policy loans                                                                   451,023                  442,607
   Other long-term investments                                                     69,793                   66,686
   Short-term investments                                                         324,672                  135,726
                                                                    ---------------------    ---------------------
                                                                               31,595,279               28,838,974
Cash                                                                               36,656                   35,817
Accrued investment income                                                         481,913                  404,866
Accounts receivable                                                               294,542                  297,967
Reinsurance recoverable on paid and unpaid losses                                 920,847                  829,653
Deferred policy acquisitions costs                                              2,102,588                2,138,203
Other assets                                                                      299,500                  256,382
Separate account assets                                                         5,494,703                3,527,950
                                                                    ---------------------    ---------------------

                                                                    $          41,226,028    $          36,329,812
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $          24,061,811    $          22,718,955
   Reserves for future policy benefits                                          5,468,611                5,275,149
   Policy claims and other                                                        557,822                  502,331
                                                                    ---------------------    ---------------------
                                                                               30,088,244               28,496,435

Income tax liabilities                                                            814,088                  388,852
Accounts payable and other liabilities                                            482,716                  560,663
Separate account liabilities                                                    5,494,703                3,527,950
                                                                    ---------------------    ---------------------
                                                                               36,879,751               32,973,900
Shareholder's equity:
  Common stock ($12.50 par value):
    Authorized--4,000,000 shares
    Issued and outstanding--2,206,933 shares                                       27,587                   27,587
  Additional paid-in capital                                                      422,342                  335,619
  Retained earnings                                                             2,738,151                2,467,406
  Foreign currency translation adjustments                                        (33,440)                 (24,472)
  Net unrealized investment gains                                               1,191,637                  549,772
                                                                    ---------------------    ---------------------
                                                                                4,346,277                3,355,912
                                                                    ---------------------    ---------------------

                                                                    $          41,226,028    $          36,329,812

                                                                    =====================    =====================

See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF INCOME




                                                                                 Year Ended December 31
                                                                        1997             1996             1995
                                                                  ---------------  ---------------  ----------
                                                                                     (In thousands)

Revenues:
   Premiums and other considerations                              $     1,777,371  $     1,641,985  $     1,663,576
   Net investment income                                                2,165,565        2,077,232        1,972,759
   Net realized investment gains                                           40,263           17,471           28,112
                                                                  ---------------  ---------------  ---------------
             TOTAL REVENUES                                             3,983,199        3,736,688        3,664,447


Benefits:
   Benefits paid or provided                                            2,727,064        2,558,792        2,439,156
   Increase in policy reserves and liabilities                             59,246           57,968          236,205
                                                                  ---------------  ---------------  ---------------
                                                                        2,786,310        2,616,760        2,675,361

Expenses:
   Amortization of deferred policy acquisition costs                       265,264         235,180          182,123
   Salaries and salary related expenses                                    165,768         158,699          145,681
   Other expenses                                                         284,220          224,084          200,339
                                                                  ---------------  ---------------  ---------------
                                                                          715,252          617,963          528,143
                                                                  ---------------  ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES            3,501,562        3,234,723        3,203,504
                                                                  ---------------  ---------------  ---------------

                                  INCOME BEFORE INCOME TAXES              481,637          501,965          460,943

Provision for income taxes                                                149,581          164,685          149,647
                                                                  ---------------  ---------------  ---------------

                                                  NET INCOME      $       332,056  $       337,280  $       311,296
                                                                  ===============  ===============  ===============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY

                                                                                                                     Net
                                                                                                    Foreign      Unrealized
                                                                   Additional                      Currency      Investment
                                             Common Stock            Paid-in      Retained        Translation       Gains
                                          Shares        Amount       Capital      Earnings        Adjustments     (Losses)
                                                                (In thousands, except for share data)

Balance at January 1, 1995               2,206,933   $   27,587   $   319,279  $   1,921,232    $   (28,347)  $   (321,460)

   Net income                                                                        311,296
   Capital contributions from                                          14,299
     parent
   Dividends declared                                                                (61,116)
   Change in foreign currency
     translation adjustments                                                                          4,729
   Change in net unrealized
     investment gains                                                                                            1,260,392

Balance at December 31, 1995             2,206,933       27,587       333,578      2,171,412        (23,618)       938,932

   Net income                                                                        337,280
   Capital contributions from
     parent                                                             2,041
   Dividends declared                                                                (41,286)
   Change in foreign currency
     translation adjustments                                                                           (854)
   Change in net unrealized
     investment gains                                                                                             (389,160)

Balance at December 31, 1996             2,206,933       27,587       335,619      2,467,406        (24,472)       549,772

   Net income                                                                        332,056
   Capital transactions with
     parent                                                            86,723
   Dividends declared                                                                (61,311)
   Change in foreign currency
     translation adjustments                                                                         (8,968)
   Change in net unrealized
     investment gains                                                                                              641,865

Balance at December 31, 1997             2,206,933   $   27,587   $   422,342  $   2,738,151    $   (33,440)  $  1,191,637
                                      ============   ==========   ===========  =============    ============  ============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                     Year Ended December 31
                                                                           1997              1996               1995
                                                                     ---------------   ----------------   ----------
                                                                                        (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $       332,056   $       337,280    $       311,296
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable                                             (91,194)          (73,328)           (466,669)
         Accounts receivable                                                 (15,983)         (159,309)            (58,866)
         Policy liabilities                                                1,102,246           949,108           1,273,723
         Other assets, accounts payable and other
           liabilities, and income taxes                                     (89,954)          (32,662)           (252,362)
       Policy acquisition costs deferred                                    (467,730)         (388,003)           (381,806)
       Amortization of deferred policy acquisition costs                     256,303           268,770             191,313
       Net realized gains on investment transactions                         (31,302)          (51,061)            (37,302)
       Other                                                                 (64,651)          (15,758)           (22,862)
                                                                     ---------------   ---------------    ---------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES             929,791           835,037             556,465


INVESTMENT ACTIVITIES
   Purchases of securities                                                (9,825,763)       (7,362,635)         (5,667,539)
   Purchases of other investments                                           (127,437)         (334,895)           (330,503)
   Sales of securities                                                     8,193,409         5,064,780           3,587,367
   Sales of other investments                                                129,671           175,001             155,084
   Maturities of securities                                                  559,361           506,941             341,485
   Net change in short-term investments                                     (188,946)           75,774             (67,337)
   Other                                                                     (53,478)          (21,358)           (35,384)
                                                                     ---------------   ---------------    ---------------

                                                NET CASH USED IN
                                            INVESTING ACTIVITIES          (1,313,183)       (1,896,392)         (2,016,827)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                             6,851,644         6,260,653           5,151,428
   Withdrawals from policyholder contract deposits                        (6,411,213)       (5,173,419)         (3,624,044)
   Capital contributions from parent                                           3,800                 -                   -
   Dividends paid to parent                                                  (60,000)          (40,000)           (60,000)
                                                                     ---------------   ---------------    ---------------

                                            NET CASH PROVIDED BY
                                            FINANCING ACTIVITIES             384,231         1,047,234          1,467,384
                                                                     ---------------   ---------------    ---------------

                                     INCREASE (DECREASE) IN CASH                 839           (14,121)              7,022

Cash at beginning of year                                                     35,817            49,938             42,916
                                                                     ---------------   ---------------    ---------------

                                             CASH AT END OF YEAR     $        36,656   $        35,817    $        49,938
                                                                     ===============   ===============    ===============


See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Occidental Life Insurance Company ("TOLIC") and its subsidiaries (collectively, the "Company"), engage in providing life insurance, pension and annuity products, reinsurance, structured settlements and investments, which are distributed through a network of independent and company-affiliated agents and independent brokers. The
Company's customers are primarily in the United States and Canada.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Reclassifications: Certain reclassifications of 1996 and 1995 amounts have been made to conform to the 1997
-----------------
presentation.

Use of Estimates: Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In June of 1997, the Financial Accounting Standards Board issued a new standard on reporting comprehensive income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. This standard is effective for interim and annual periods beginning after December 15, 1997. Reclassification of financial statements for all periods presented will be required upon adoption. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact the Company's consolidated results of operations or financial position.

In 1997, the Company adopted the Financial Accounting Standards Board's new standard on accounting for transfers of financial assets, servicing of financial assets and extinguishment of liabilities. The standard requires that a transfer of financial assets be accounted for as a sale only if certain specified conditions for surrender of control over the transferred assets exist. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1996, the Company adopted the Financial Accounting Standards Board's new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1995, the Company adopted the Financial Accounting Standards Board's standard on accounting for impairment of loans, which requires that an impaired loan be measured based on the present value of expected cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. There was no material effect on the consolidated financial position or results of operations of the Company.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of TOLIC and its subsidiaries, all of which operate primarily in the life insurance industry. TOLIC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Investments:  Investments are reported on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note K - Financial Instruments.

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Real estate--Investment real estate that the Company intends to hold for the production of income is carried at depreciated cost less allowance for possible impairment. Properties held for sale, primarily foreclosed assets, are carried at the lower of depreciated cost or fair value less estimated selling costs.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investments are determined generally on a specific identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and reserves for future policy benefits, net of deferred income taxes, as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable underwriting, issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC related to non-traditional and investment type products are adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of universal life policies, variable annuity contracts, and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, and other group pension deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on non-traditional life insurance and investment-type products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 3.0% to 9.7% in 1997 and 2.6% to 9.8% in 1996 and 2.8% to 10% in
1995.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 2.25% in earlier years to 11.82%. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Foreign Currency Translation: The effect of changes in exchange rates in translating the foreign subsidiary's financial statements is accumulated as a separate component of shareholder's equity, net of applicable income taxes. Aggregate transaction adjustments included in income were not significant for 1997, 1996 or 1995.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. The receivables and payables under certain modified coinsurance arrangements are presented on a net basis to the extent that such receivables and payables are with the same ceding company. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: TOLIC and its domestic subsidiaries are included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires TOLIC to accrue and settle income tax obligations in amounts that would result if TOLIC filed separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained from independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained from independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturates consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

NOTE B--INVESTMENTS

The cost and fair value of fixed maturities available for sale and equity securities are as follows (in thousands):

                                                                         Gross             Gross
                                                                      Unrealized        Unrealized            Fair
                                                       Cost              Gain              Loss               Value
December 31, 1997

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        273,949  $         78,390  $              -   $        352,339
   Obligations of states and political
     subdivisions                                         219,391            16,765                31            236,125
   Foreign governments                                     81,425             6,996                 2             88,419
   Corporate securities                                18,596,027         1,438,385            57,729         19,976,683
   Public utilities                                     4,017,154           340,580               811          4,356,923
   Mortgage-backed securities                           3,795,464           342,805             1,977          4,136,292
   Redeemable preferred stocks                             69,773            24,326             8,882             85,217
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     27,053,183  $      2,248,247  $         69,432   $     29,231,998
                                                 ================  ================  ================   ================

   Equity securities                             $        309,637  $        488,322  $          6,738   $        791,221
                                                 ================  ================  ================   ================

December 31, 1996

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        288,605  $         25,118  $          1,628   $        312,095
   Obligations of states and political
     subdivisions                                         258,596             8,508               538            266,566
   Foreign governments                                    110,283             4,479               520            114,242
   Corporate securities                                15,171,041           779,904           108,999         15,841,946
   Public utilities                                     4,462,063           203,604            35,769          4,629,898
   Mortgage-backed securities                           5,548,067           252,094            56,293          5,743,868
   Redeemable preferred stocks                             66,856            10,281             5,076             72,061
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     25,905,511  $      1,283,988  $        208,823   $     26,980,676
                                                 ================  ================  ================   ================

   Equity securities                             $        199,494  $        281,418  $          9,178   $        471,734
                                                 ================  ================  ================   ================


The cost and fair value of fixed maturities available for sale at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

                                                                                             Fair
                                                                          Cost               Value
     Maturity

     Due in 1998                                                    $        494,969   $        510,261
     Due in 1999-2002                                                      3,877,467          4,019,436
     Due in 2003-2007                                                      5,908,618          6,249,016
     Due after 2007                                                       12,906,892         14,231,776
                                                                    ----------------   ----------------
                                                                          23,187,946         25,010,489
     Mortgage-backed securities                                            3,795,464          4,136,292
     Redeemable preferred stock                                               69,773             85,217
                                                                    ----------------   ----------------

                                                                    $     27,053,183   $     29,231,998
                                                                    ================   ================

The components of the carrying value of real estate are as follows (in thousands):

                                                                          1997               1996
                                                                    ---------------    ----------

     Investment real estate                                         $         18,806   $         22,814
     Properties held for sale                                                    827              2,062
                                                                    ----------------   ----------------

                                                                    $         19,633   $         24,876
                                                                    ================   ================

As of December 31, 1997, the Company held a total investment in one issuer, other than the United States Government or a Unites States Government agency or authority, which exceeded 10% of total shareholder's equity as follows (in thousands):

Name of Issuer                                Carrying Value

Hill Street Funding                        $        516,822

The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements was $21.7 million at December 31, 1997.

Net investment income by major investment category is summarized as follows (in thousands):

                                                              1997               1996              1995
                                                        ----------------   ----------------  ----------

     Fixed maturities                                   $      2,096,543   $      2,005,764  $      1,904,519
     Equity securities                                             5,339              5,458             3,418
     Mortgage loans on real estate                                62,877             58,165            40,702
     Real estate                                                 (11,110)            (7,435)            3,209
     Policy loans                                                 28,080             27,012            25,641
     Other long-term investments                                     511                978             2,353
     Short-term investments                                       12,770             10,616            13,286
                                                        ----------------   ----------------  ----------------
                                                               2,195,010          2,100,558         1,993,128
     Investment expenses                                         (29,445)           (23,326)          (20,369)
                                                        -----------------  ----------------  ----------------

                                                        $      2,165,565   $      2,077,232  $      1,972,759
                                                        ================   ================  ================

Significant components of net realized investment gains are as follows (in thousands):

                                                              1997               1996              1995
                                                        ----------------   ----------------  ----------

     Net gains (losses) on disposition of investments in:
          Fixed maturities                              $        (21,484)  $         40,967  $         52,889
          Equity securities                                       59,834             15,750             5,637
          Other                                                   (1,410)             3,424             2,327
                                                        ----------------   ----------------  ----------------
                                                                  36,940             60,141            60,853
     Provision for impairment                                     (5,638)            (9,080)          (23,551)
     Accelerated amortization of DPAC                              8,961            (33,590)           (9,190)
                                                        ----------------   ----------------  ----------------

                                                        $         40,263   $         17,471  $         28,112
                                                        ================   ================  ================

The components of net gains (losses) on disposition of investment in fixed maturities are as follows (in thousands):
                                                              1997               1996              1995

     Gross gains                                        $         82,452   $         74,817  $         61,504
     Gross losses                                               (103,936)           (33,850)           (8,615)
                                                        ----------------   ----------------  ----------------

                                                        $        (21,484)  $         40,967  $         52,889
                                                        =================  ================  ================

Proceeds from disposition of investment in fixed maturities available for sale were $7,896.5 million in 1997, $4,969.2 million in 1996 and $3,461.1 million in 1995.

The costs of certain investments have been reduced by the following allowances for impairment in value (in thousands):

                                                                               December 31
                                                                         1997               1996
                                                                  ----------------   -----------

     Fixed maturities                                             $         64,168   $         54,160
     Mortgage loans on real estate                                          24,508             22,654
     Real estate                                                             5,854              9,146
     Other long-term investments                                             5,900             11,025
                                                                  ----------------   ----------------

                                                                  $        100,430   $         96,985
                                                                  ================   ================

The  components  of  net  unrealized   investment   gains  in  the  accompanying
consolidated balance sheet are as follows (in thousands):

                                                                               December 31
                                                                         1997              1996
                                                                  ----------------   ----------
     Unrealized gains on investment in:
        Fixed maturities                                          $      2,178,815   $      1,075,165
        Equity securities                                                  481,584            272,240
                                                                  ----------------   ----------------
                                                                         2,660,399          1,347,405
     Fair value adjustments to:
        DPAC                                                              (546,111)          (306,602)
        Reserves for future policy benefits                               (281,000)          (195,000)
                                                                  ----------------   ----------------
                                                                          (827,111)          (501,602)
     Related deferred taxes                                               (641,651)          (296,031)
                                                                  ----------------   ----------------

                                                                  $      1,191,637   $        549,772
                                                                  ================   ================


NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                 1997               1996              1995
                                                          -----------------  ----------------  -----------

     Balance at beginning of year                         $      2,138,203   $     1,974,211   $      2,480,474

        Amounts deferred:
          Commissions                                              352,300           290,512            298,698
          Other                                                    115,431            97,491             83,108
        Amortization attributed to:
          Net gain on disposition of investments                     8,961           (33,590)            (9,190)
          Operating income                                        (265,264)         (235,180)          (182,123)
        Fair value adjustment                                     (239,509)           48,969           (706,915)
        Foreign currency translation adjustment                     (7,534)           (4,210)            10,159
                                                          -----------------  ---------------   ----------------

     Balance at end of year                               $      2,102,588   $     2,138,203   $      1,974,211

                                                          ================   ===============   ================


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Liabilities for investment-type products                       $    19,297,966    $    18,126,119
     Liabilities for non-traditional life insurance
        products                                                          4,763,845          4,592,836
                                                                    ---------------    ---------------

                                                                    $    24,061,811    $    22,718,955
                                                                    ===============    ===============

Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $281 million as of December 31, 1997, $195 million as of December 31, 1996 and $339 million as of December 31, 1995.

NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Current tax liabilities (receivables)                          $         44,510   $        (13,752)
     Deferred tax liabilities                                                769,578            402,604
                                                                    ----------------   ----------------

                                                                    $        814,088   $        388,852
                                                                    ================   ================

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Deferred policy acquisition costs                              $        783,624   $        726,011
     Unrealized investment gains                                             641,651            296,031
                                                                    ----------------   ----------------
        Total deferred tax liabilities                                     1,425,275          1,022,042

     Life insurance policy liabilities                                      (613,874)          (578,823)
     Provision for impairment of investments                                 (35,151)           (33,945)
     Other-net                                                                (6,672)            (6,670)
                                                                    -----------------  -----------------
        Total deferred tax assets                                           (655,697)          (619,438)
                                                                    ----------------   ----------------

                                                                    $        769,578   $        402,604
                                                                    ================   ================

The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

Components of provision for income taxes are as follows (in thousands):

                                                                 1997               1996              1995
                                                          -----------------  ----------------  -----------

     Current tax expense                                  $        122,201   $         99,692  $       115,614
     Deferred tax expense (benefit):
        Domestic                                                    14,731             55,261           21,784
        Foreign                                                     12,649              9,732           12,249
                                                          ----------------   ----------------  ---------------

                                                          $        149,581   $        164,685  $       149,647
                                                          ================   ================  ===============



The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                                     1997              1996               1995
                                                              ----------------  ----------------   -----------

     Income before income taxes:
       Income from U.S. operations                            $       430,449   $       474,160    $       425,946
       Income from foreign operations                                  51,189            27,805             34,997
                                                              ---------------   ---------------    ---------------
                                                                      481,638           501,965            460,943
     Tax rate                                                              35%               35%                35%
                                                              ---------------   ---------------    ---------------
     Federal income taxes at statutory rate                           168,573           175,688            161,330
     Income not subject to tax                                         (3,284)           (2,262)              (685)
     Low income housing credits                                       (10,156)           (8,175)            (3,137)
     Other, net                                                        (5,552)             (566)            (7,861)
                                                              ---------------   ---------------    ---------------

                                                              $       149,581   $       164,685    $       149,647
                                                              ===============   ===============    ===============

Low income housing credits are recognized over the productive life of acquired assets. In 1995, the Company recognized a $4.4 million tax benefit related to the favorable settlement of a prior year tax matter.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1997 was $138 million. At December 31, 1997, $2,179 million was available for payment of dividends without such tax consequences. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $58.5 million, $149.1 million and $153.3 million were paid principally to the Company's parent in 1997, 1996 and 1995, respectively.


NOTE F--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses, however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                              Ceded to              Assumed
                                         Direct                 Other             from Other               Net
                                         Amount               Companies            Companies             Amount
1997
   Life insurance in force,
     at end of year               $        241,379,957  $       207,533,094  $       225,685,653  $       259,532,516
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,854,918  $         1,163,259  $         1,085,712  $         1,777,371
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,950,335  $           696,009  $           472,738  $         2,727,064
                                  ====================  ===================  ===================  ===================

1996
   Life insurance in force,
     at end of year               $        220,162,932  $       195,158,214  $       201,560,322  $       226,565,040
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,702,975  $         1,033,201  $           972,211  $         1,641,985
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,922,967  $         1,112,561  $           748,386  $         2,558,792
                                  ====================  ===================  ===================  ===================

1995
   Life insurance in force,
     at end of year               $        206,722,573  $       116,762,869  $       174,193,592  $       264,153,296
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,857,439  $         1,079,303  $           885,440  $         1,663,576
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,803,213  $         1,065,545  $           701,488  $         2,439,156
                                  ====================  ===================  ===================  ===================



NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs (benefits) recognized for all plans were $(5.4) million in 1997, $(3.1) million in 1996 and $2.5 million in 1995, of which $(6.1) million in 1997, $(3.7) million in 1996 and $2.0 million in 1995, respectively, related to the plan sponsored by Transamerica Corporation. The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1997, 1996 and 1995.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its other subsidiaries in the normal course of operations. These transactions include loans and advances, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services. At December 31, 1997, pension funds administered for these related companies aggregated $1,467.4 million and the investment in an affiliated money market fund, included in short-term investments, was $91.1 million.

During 1996, the Company transferred certain below investment grade bonds with an aggregate book value of $424.9 million, including an aggregate interest receivable of $9.6 million, to a special purpose subsidiary of Transamerica Corporation in exchange for assets with a fair value of $438.9 million, comprised of collateralized higher-rated bond obligations of $413.9 million issued by the special purpose subsidiary and cash of $25 million. The excess of fair value of the consideration received over the book value of the bonds transferred is included in net realized investment gains.

During 1995, the Company transferred real estate with an aggregate book value of $27.7 million to an affiliate within the Transamerica Corporation group of consolidated companies in exchange for assets with a fair value of $49.7 million, comprising mortgage loans of $35.1 million and cash of $14.6 million. The excess of fair value of the consideration received over the book value of the real estates transferred, net of related tax payable to the parent, is included as a capital contribution.

During 1997, equity securities with a fair value of $177.2 million (cost of $55.5 million) were received from Transamerica Corporation. $50 million was used as a partial paydown on a $200 million note due from Transamerica Corporation. The excess of fair value over cost less the amount applied to the note was recorded as additional paid-in capital. The remaining balance on the note, which is due in 2013 and bears interest at 7%, is $150 million.

In addition, the Company received a capital contribution of $15 million from Transamerica Corporation.


NOTE I--REGULATORY MATTERS

TOLIC and its insurance subsidiaries are subject to state insurance laws and regulations, principally those of TOLIC and each subsidiary's state of incorporation. Such regulations include the risk-based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. The insurance department of the domiciliary state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The Company's statutory net income and statutory capital and surplus which are represented by TOLIC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1997                  1996                  1995
                                              -------------------   -------------------   ------------

     Statutory net income                     $            96,472    $           112,296   $           131,607
     Statutory capital and surplus, at
        end of year                                     1,556,228              1,249,045             1,115,691


NOTE J-COMMITMENTS AND CONTINGENCIES

The Company issues synthetic guaranteed investment contracts which guarantee, in exchange for a fee, the liquidity of pension plans to pay certain qualified benefits if other sources of plan liquidity are exhausted. Unlike traditional guaranteed investment contracts, the plan sponsor retains the credit risk in a synthetic contract while the Company assumes some limited degree of interest rate risk. To minimize the risk of loss, the Company underwrites these contracts based on plan sponsor agreement, at the inception of the contract, on investment guidelines to be followed, including overall portfolio credit and maturity requirements. Adherence to these investment requirements is monitored regularly by the Company. At December 31, 1997, commitments to maintain liquidity for benefit payments on notional amounts of $3.3 billion were outstanding compared to $1.9 billion at December 31, 1996.

The Company is subject to mandatory assessments by state guaranty funds to cover losses to policyholders of those insurance companies that are under regulatory supervision. Certain states allow such assessments to be used to reduce future premium taxes. The Company estimates and recognizes its obligation for guaranty fund assessments, net of premium tax deductions, based on the survey data provided by National Organization of Life and Health Insurance Guaranty Associations. At December 31, 1997 and 1996, the estimated exposures and the resultant accruals recorded were not material to the consolidated financial position or results of operations of the Company.

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expenses for equipment and properties were $16.5 million in 1997, $20.6 million in 1996 and $25.3 million in 1995. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1997 (in thousands):

Year ending December 31:
           1998                                           $ 15,115
           1999                                                      14,468
           2000                                                      12,208
           2001                                                      11,768
           2002                                                       6,874
       Later years                                                   55,597
                                                          --------------------

                                                          $ 116,030
                                                          ====================

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiffs' counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $31 million pre-tax have been accrued. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. Additional costs related to the settlement are not currently determinable. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

NOTE K--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

                                                                                    December 31
                                                      -----------------------------------------
                                                                      1997                                1996
                                                      -----------------------------------    -----------------
                                                           Carrying             Fair           Carrying            Fair
                                                             Value              Value            Value             Value
Financial Assets:
   Fixed maturities available for sale                 $    29,231,998   $    29,231,998   $    26,980,676   $    26,980,676
   Equity securities available for sale                        791,221           791,221           471,734           471,734
   Mortgage loans on real estate                               706,939           774,556           716,669           770,122
   Policy loans                                                451,023           427,924           442,607           416,396
   Short-term investments                                      324,672           324,672           135,726           135,726
   Cash                                                         36,656            36,656            35,817            35,817
   Accrued investment income                                   481,913           481,913           404,866           404,866

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                    6,779,951         6,261,707         6,962,501         6,400,632
     Single premium immediate annuities                      4,361,311         5,122,562         4,115,047         4,476,968
     Guaranteed investment contracts                         3,211,834         3,265,384         3,153,769         3,207,342
     Other deposit contracts                                 4,944,870         4,992,906         3,894,802         3,913,046

Off-balance-sheet assets (liabilities):
   Interest rate swap agreements designated
     as hedges of liabilities in a:
      Receivable position                                            -             8,189                 -            43,916
      Payable position                                               -            (5,247)                -            (5,485)

The Company enters into various interest rate agreements in the normal course of business, primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. Any conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

Gains or losses on terminated interest rate agreements are deferred and amortized over the remaining life of the underlying assets or liabilities being hedged.

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                         Aggregate         Weighted
                                                                         Notional           Average
                                                                          Amount          Fixed Rate        Fair Value
December 31, 1997
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
      Fixed rate interest                                           $        419,715          6.81%     $         1,820
      Floating rate interest                                                 280,905          6.48%               3,000
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        337,371           -                   (320)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays:
      Fixed rate interest                                                          -            -                     -
      Floating rate interest                                               2,252,089          6.17%               4,507
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        304,820           -                 (1,565)
   Interest rate floor agreements                                            560,500          6.46%              25,254
   Swaptions                                                               8,326,030          4.50%             103,018
   Others                                                                     29,117           -                 15,314

December 31, 1996
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
      Fixed rate interest                                           $        270,035          6.73%     $         1,511
      Floating rate interest                                                 250,905          6.77%               5,877
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        326,644           -                 (9,359)
   Interest rate swap agreements designated as
                 ----
     hedges of financial liabilities, where TLC pays:
      Fixed rate interest                                                     60,000          4.39%                 333
      Floating rate interest                                               1,710,716          6.11%              37,655
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                         58,585           -                    443
   Interest rate floor agreements                                            560,500          6.46%              19,287
   Swaptions                                                               8,327,570          4.50%              54,198
   Others                                                                    108,745           -                 19,607


Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Activities with respect to the notional amounts are summarized as follows (in thousands):

                                             Beginning                                                             End
                                              of Year         Additions       Maturities      Terminations       of Year

1997:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      847,584   $      322,165   $       91,858  $     39,900     $      1,037,991
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     1,829,301        2,297,133        1,554,525        15,000            2,556,909
   Interest rate floor agreements                560,500                -                -             -              560,500
   Swaptions                                   8,327,570                -                -         1,540            8,326,030
   Others                                        108,745           20,572          100,200             -               29,117
                                          --------------   --------------   --------------  ------------     ----------------

                                          $   11,673,700   $    2,639,870   $    1,746,583  $     56,440     $     12,510,547
                                          ==============   ==============   ==============  ============     ================
1996:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      440,173   $      566,023   $      143,554  $     15,058     $        847,584
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     1,146,678        1,887,348        1,103,525       101,200            1,829,301
   Interest rate floor agreements                560,500                -                -             -              560,500
   Interest rate cap agreements                  250,000                -          250,000             -                    -
   Swaptions                                   1,267,140        7,170,000          109,570             -            8,327,570
   Others                                        100,000            8,745                -             -              108,745
                                          --------------   --------------   --------------  ------------     ----------------

                                          $    3,764,491   $    9,632,116   $    1,606,649  $    116,258     $11,673,700
                                          ==============   ==============   ==============  ============     ===========
1995:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      274,777   $      246,790   $       59,947  $     21,447     $        440,173
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                       601,545        1,035,910          460,777        30,000            1,146,678
   Interest rate floor agreements                560,500                -                -             -              560,500
   Interest rate cap agreements                  100,000          250,000          100,000             -              250,000
   Swaptions                                     100,000        1,167,140                -             -            1,267,140
   Others                                        100,000                -                -             -              100,000
                                          --------------   --------------   --------------  ------------     ----------------

                                          $    1,736,822   $    2,699,840   $      620,724  $     51,447     $      3,764,491
                                          ==============   ==============   ==============  ============     ================


Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, derivatives, fixed maturities, mortgage loans on real estate and reinsurance receivables. The Company places its temporary cash investments and enters into derivative transactions with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. The Company places reinsurance with only highly rated insurance companies. At December 31, 1997, the Company had no significant concentration of credit risk.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)  Financial Statements:

          All required financial statements are included in Parts A and B of this Registration Statement.

                  (b)  Exhibits:

(1)               (a)     Resolutions of Board of Directors of Transamerica
Occidental Life
Insurance Company creating Transamerica Occidental's Separate Account Fund C. 1/
         (b) Resolutions of Transamerica Occidental Life Insurance Company approving the conversion of the Registrant to a unit investment trust. 2/

(2)      Not Applicable.
(3)               (a)     Form of Distribution Agreement between Transamerica
Securities Sales
         Corporation and Transamerica Occidental Life Insurance Company on behalf of
         Registrant.7/

(b) Form of Sales Agreement among Transamerica Securities Sales Corporation, Transamerica
         Occidental Life Insurance Company on behalf of Registrant, and Transamerica Financial
         Resources, Inc.7/

          (4)     (a)      Annual Deposit Individual Equity Investment Fund
Contract. 2/
(b) Single Deposit Individual Equity Investment Fund Contract to provide a deferred
         Variable Annuity.2/
(c) Single Deposit Individual Equity Investment Fund Contract to provide an immediate
         Variable Annuity.4/
(d)      Endorsement  to  define  the term  "Deposit"  in some
         Contracts to mean "Purchase Payment".4/
(e) Endorsement to modify definition of "Valuation  Period".4/
(f) Deposit  Continuation  on Total and  Permanent  Disability
Rider.4/ (g) Endorsement for State of Michigan to define investment factors filed as part of this
         Registration Statement.4/

(5)     (a)      Application for Individual Equity Investment Fund Contracts.4/
        (b)      Revised Application for Individual Equity Investment Fund
Contracts.4/
        (c) Application for Request to Change Life Policy to Individual Equity Investment Fund
                 Contract.4/

(6)     (a)      Restated Articles of Incorporation of Transamerica Occidental
 Life Insurance Company.6/
        (b)      Restated By-Laws of Transamerica Occidental Life Insurance
Company.6/

(7)     Not Applicable.

(8) Participation Agreement between Transamerica Occidental Life Insurance Company and Transamerica
        Variable Insurance Fund.3/

(9)       Opinion and Consent of Counsel.7

(10)      (a)    Consent of Counsel.8/
                    (b)    Consent of Independent Auditors.9/

          (11) No financial statements are omitted from Item 23.

          (12)      Not Applicable.

          (13)      Performance Data Calculations.

          (14)      Not Applicable.

          (15)      Powers of Attorney.


  Robert Abeles 2/9/                                   Richard N. Latzer 7/

  Thomas J. Cusack 2/9                       Karen MacDonald 5/
                            Gary U. Rolle 7/
  Richard H. Finn 7/9                        Paul E. Rutledge III 9
                  -
  George A. Foegele 9
  David E. Gooding 7/9
                   -
  Edgar H. Grubb 7/9                         T. Desmond Sugrue 9/
                 -                                             --
                                             Bruce A. Turkstra 9

 Frank C. Herringer 7/                      Nooruddin S. Veerjee 7/
 James W. Dederer 7/                        Robert A. Watson 5/

          ----------------------------

1/ Incorporated by reference to the exhibits filed as part of the Registration Statement on Form N-8B-1 of Transamerica Occidental's Separate Account Fund C, File No. 2-3650.

2/        Incorporated by reference to the like-numbered exhibits to Post
Effective Amendment No. 43 to the
Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account C on Form N-4, File
No. 2-3650 (August 9, 1996).

3/ Incorporated by reference to the Exhibit 6 to Pre-Effective Amendment No. 1 to the Registration Statement of Transamerica Variable Insurance Fund, Inc. on Form N-1A, File No. 33-99016 (September 12, 1996).

4/ Incorporated by reference to the exhibits filed as part of the Registration Statement on Form N-1 of Transamerica Occidental's Separate Account Fund C., File No. 2-3650.

5/        Incorporated by reference to the like-numbered exhibits to Post
Effective Amendment No. 42 to the
Registration Statement of Transamerica Occidental's Separate Account Fund C on Form N-3, File No. 2-36250
(April 6, 1996).

6/ Incorporated by reference to the like-numbered exhibits to the initial Registration Statement on Form N-4 of Transamerica Occidental's VA-2L, File No. 33-49998 (July 24, 1992).

7/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment No. 44 to the
Registration Statement of Transamerica Occidental Separate Account C on Form N-4, File No. 2-36250 (October 3,
1996).

8/        Incorporated by reference to the like-numbered exhibits to Post-
Effective Amendment No. 45 to the
Registration Statement of Transamerica Occidental Separate Account C on Form N-4, File No. 2-36250 (November 8,
1996).

9/        Filed herewith.

Items 25.  Directors and Officers of the Depositor.

          The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

List of Directors of Transamerica Occidental Life Insurance Company


                  Robert Abeles             Frank C. Herringer*
                                            Richard N. Latzer*

                  Thomas J. Cusack
                  James W. Dederer  Karen MacDonald

                                    Gary U. Rolle'
                  Richard H. Finn*
                  George A. Foegele***      Paul E. Rutledge III**
                  David E. Gooding          Edgar H. Grubb*
                                               T. Desmond Sugrue
                                            Bruce A. Turkstra
                                            Nooruddin S. Veerjee
                                            Robert A. Watson
          *600 Montgomery Street, San Francisco, California 94111 **401 N. Tryon Street, Charlotte, North Carolina 28202
***300 Consilium Place, Scarborough Ontario, Canada M1H3G2


List of Officers for Transamerica Occidental Life Insurance Company



Thomas J. Cusack           President and Chief Executive Officer
Nooruddin S. Veerjee                President - Insurance Products Division
Bruce A. Turkstra         Executive Vice President and Chief Information Officer
George A. Foegele          Senior Vice President
Paul E. Rutledge III                President - Reinsurance Division
Robert Abeles                       Executive Vice President and Chief Financial Officer
James W. Dederer, CLU               Executive Vice President, General Counsel and Corporate Secretary
David E. Gooding           Executive Vice President and Chief Information Officer
Bruce Clark                         Senior Vice President and Chief Actuary
Meheriar Hasan                      Vice President
Daniel E. Jund, FLMI                Senior Vice President
Karen MacDonald            Senior Vice President and Corporate Actuary
William N. Scott, CLU, FLMI         Senior Vice President
T. Desmond Sugrue          Executive Vice President
Ron F. Wagley                       Senior Vice President and Chief Agency Officer
Darrel K.S. Yuen                    President-Asian Operations
Richard N. Latzer                   Chief Investment Officer
Gary U. Rolle', CFA                 Chief Investment Officer
Stephen J. Ahearn          Investment Officer
Glen E. Bickerstaff                 Investment Officer
Jim Bowman                          Vice President
John M. Casparian          Investment Officer
Catherine Collinson                 Vice President
Heather E. Creeden                  Investment Officer
Colin Funai                         Investment Officer
William L. Griffin                  Investment Officer
Sharon K. Kilmer                    Investment Officer
Matthew W. Kuhns           Investment Officer
Michael F. Luongo          Investment Officer
Matthew Palmer                      Investment Officer
Thomas C. Pokorski                  Investment Officer
Susan A. Silbert                    Investment Officer
Philip W. Treick                    Investment Officer
Jeffrey S. Van Harte                Investment Officer
Lennart H. Walin                    Investment Officer
Paul Wintermute                     Investment Officer
William D. Adams           Vice President
Sandra Bailey-Whichard              Vice President
Nicki Bair                          Senior Vice President
Dennis Barry                        Vice President
Laurie Bayless                      Vice President
Marsha Blackman            Vice President
Nancy Blozis                        Vice President and Controller
Thomas Briggle                      Vice President
Thomas Brimacombe          Vice President
Roy Chong-Kit                       Senior Vice President and Actuary
Alan T. Cunningham                  Vice President and Deputy General Counsel
Aldo Davanzo                        Vice President and Assistant Secretary
Daniel Demattos                     Vice President
Peter DeWolf                        Vice President
Randy Dobo                          Vice President and Actuary
Thomas P. Dolan, FLMI               Vice President
John V. Dohmen                      Vice President
Harry Dunn, FSA                     Vice President and Chief Reinsurance Actuary
Gail DuBois                         Vice President and Associate Actuary
Ken Ellis                           Vice President
George Garcia                       Vice President and Chief Medicare Officer
David M. Goldstein                  Vice President and Associate General Counsel
Paul Hankwitz, MD          Vice President and Chief Medical Director
Kevin Hobbs                         Vice President
Randall C. Hoiby                    Vice President and Associate General Counsel
John W. Holowasko          Vice President
Phoebe Huang                        Vice President
William M. Hurst                    Vice President and Associate General Counsel
James M. Jackson           Vice President and Deputy General Counsel
Allan H. Johnson, FSA               Vice President and Actuary
Ken Kilbane                         Vice President
Frank J. LaRusso                    Vice President and Chief Underwriting Officer
Richard K. M. Lau, ASA              Vice President
Philip E. McHale, FLMI              Vice President
Mark Madden                         Vice President
Maureen McCarthy           Vice President
Vic Modugno                         Vice President and Associate Actuary
Jess Nadelman                       Vice President
Wayne Nakano, CPA          Vice President
Paul Norris                         Vice President and Actuary
Michael Palace, ASA                 Vice President and Actuary
Jerry Paul                          Vice President
Stephen W. Pinkham                  Vice President
Kristy M. Pipes                     Senior Vice President
Bruce Powell                        Vice President
Larry H. Roy                        Vice President
Gary L. Seagraves          Vice President
Joel D. Seigle                      Vice President
Sandra Smith                        Vice President
James O. Strand                     Vice President
Alice Su                            Vice President
Lee Tang                   Vice President
Bill Tate                                   Vice President
Claude W. Thau, FSA                 Senior Vice President
Kim A. Tursky                       Vice President and Assistant Secretary
John Vieren                         Vice President
Timothy Weis                        Vice President
William R. Wellnitz, FSA            Senior Vice President and Actuary
Virginia M. Wilson                  Vice President and Controller
Thomas Winters                      Vice President
Ronald R. Wolfe                     Regional Vice President
Sally Yamada                        Vice President and Treasurer
Olisa Abaelu                        Second Vice President
Flora Bahaudin                      Second Vice President
Frank Beardsley                     Vice President
Benjamin Bock                       Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Ken Bromberg                        Second Vice President
Art Bueno                           Second Vice President
Barry Buner                         Second Vice President
Beverly Cherry                      Second Vice President
Wonjoon Cho                         Second Vice President
Art Cohen                           Second Vice President
Lance Cockings, CPA                 Second Vice President
Ron Corlew                          Second Vice President
Dave Costanza                       Second Vice President
Gloria Durosko                      Second Vice President
Reid A. Evers                       Vice President and Associate General Counsel
David Fairhall                      Second Vice President and Associate Actuary
Selma Fox                           Second Vice President
Toni A. Forge                       Second Vice President
Jerry Gable, FSA                    Second Vice President
Roger Hagopian                      Second Vice President
Sharon Haley                        Second Vice President
Brian Hoyt                          Second Vice President
Zahid Hussain                       Vice President and Associate Actuary
Ahmad Kamil, FIA, MAAA     Vice President and Associate Actuary
Andrew G. Kanelos          Second Vice President
Ronald G. Keller                    Second Vice President
Joan Klubnik                        Second Vice President
Roger Korte                         Second Vice President
Lynette Lawson                      Second Vice President
Dean LeCesne                        Second Vice President
Liwen Lien                          Second Vice President
Marilyn McCullough                  Vice President
Richard MacKenzie          Second Vice President
Danny Mahoney                       Second Vice President
Carl Marcero                        Second Vice President and Chief Reinsurance Underwriter
Claudia Maytum                      Second Vice President
Clay Moye                           Second Vice President
Daniel A. Norwick          Second Vice President
John Oliver                         Second Vice President
Susan O'Brien                       Second Vice President
Stephanie Quincey          Second Vice President
Paul Reisz                          Second Vice President
James R. Robinson          Second Vice President
Ray Robinson                        Second Vice President
John J. Romer                       Vice President
Thomas M. Ronce            Second Vice President and Assistant General Counsel
Laura Scully                        Second Vice President
Frederick Seto                      Second Vice President
Jack Shalley, MD                    Second Vice President and Medical Director
Steven R. Shepard          Second Vice President and Assistant General Counsel
Frank Snyder                        Second Vice President
Mary Spence                         Second Vice President
Jean Stefaniak                      Second Vice President
Michael S. Stein                    Second Vice President
Christina Stiver                    Vice President
David Stone                         Second Vice President
Suzette Stover-Hoyt                 Second Vice President
John Tillotson                      Second Vice President
K. Y. To                            Second Vice President
Boning Tong                         Second Vice President and Associate Actuary
Janet Unruh                         Second Vice President and Assistant General Counsel
Colleen Vandermark                  Vice President
Marsha Wallace                      Second Vice President
Sheila Wickens, MD                  Second Vice President and Medical Director
Michael B. Wolfe                    Vice President
James Wolfenden                     Statement Officer
Kamran Haghighi                     Tax Officer



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          Registrant is a separate account of Transamerica Occidental Life Insurance Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Occidental Life Insurance Company, is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

          The following chart indicates the persons controlled by or under common control with Transamerica.

         TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION



Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE




                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner


Item 27.  Number of Contractowners


         As of December 31, 1997 there were 170 Contract Owners of Registrant's Contracts.


Item 28.  Indemnification

The Company's Bylaws provide in Article V as follows:


         Section 1. Right to Indemnification.
Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent Hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expense, liability, and loss (including attorneys' fees, judgements, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter Expenses"); provided however. that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) we authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. [It is the Corporation's intent that the bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the Corporation's Articles of Incorporation.]

         Section 2. Authority to Advance Expenses.
Expenses incurred by an officer or director (acting in his capacity as such) in defending a Proceeding shall be pad by the corporation in advance of the final disposition of such Proceeding, provided however. that if required by the California General Corporation Law, as amended, such Expanses shall be advanced only upon delivery to the corporation of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this Article or otherwise. Expenses incurred by other Agents of the corporation (or by the directors or officers not acting in their capacity as such, including service with respect to Employee benefit plans) may be advanced upon the receipt of a similar undertaking, if required by law, and upon such other terms and conditions as the Board of Directors deems appropriate. Any obligation to reimburse the corporation for Expense advances shall be unsecured and no interest shall be charged thereon.

         Section 3. Right of Claimant to Bring Suit.
If a claim under Section I or 2 of this Article is not paid in full by the corporation within 30 days after a written claim has been received by the corporation, the claimant may at any time thereafter bring suit against the corporation to recover the unpaid amount of the claim and, if successful in whole or in part, the claimant shall be entitled to h paid also the expense (including attorneys' fees) of prosecuting such claim. It shall be a defense to any such action (other than an action brought to enforce a claim for expenses incurred in defending a Proceeding in advance of its final disposition where the required undertaking has been tendered to the corporation) that the claimant has not met the standards of conduct that make it permissible under the California General Corporation Law for the corporation to indemnify the claimant for the amount claimed. Lee -burden of proving such a defense shall be on the corporation. Neither the failure of the corporation (including its Board of Directors, independent legal counsel, or its stockholders) to have made a determination prior to the commencement of such action that indemnification of the-claimant is proper under the circumstances because he has met the applicable standard of conduct set forth in the California General Corporation Law, nor an actual determination by the corporation (including its Board of Directors, independent legal counsel, or its stockholders) that the claimant had not met such applicable standard of conduct, shall be a defense to the action or create a presumption that claimant has not met the applicable standard of.conduct.

         Section 4. Provisions Nonexclusive.
The rights conferred on any person by this Article shill not be exclusive of any other rights that such person may have or hereafter acquire under any statute, provision of the Articles of Incorporation, bylaw, agreement, vote of stockholders or disinterested directors, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. To the extent that any provision of the Articles, agreement, or vote of the stockholders or disinterested directors is inconsistent with these bylaws, the provision, agreement, or vote shall take precedence.

         Section 5. Authority to Insure.
The corporation may purchase and maintain insurance to protect itself and any Agent against any Expense asserted against or incurred by such person, whether or not the corporation would have the power to indemnify the Agent against such Expense under applicable law or the provisions of this Article [provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317 of the California General Corporation Law, as amended].

         Section 6. Survival of Rights.
The rights provided by this Article shall continue as to a person who has ceased to be an Agent and shall inure to the benefit of the heirs, executors, and administrators of such person.

         Section 7. Settlement of Claims.
The  corporation  shall not be liable to indemnify  any Agent under this Article
(a) for any amounts paid in settlement of any action or claim effected without the corporation's written consent, which consent shall not be unreasonably withheld; or (b) for any judicial award, if the corporation was not given a reasonable and timely opportunity, at its expense, to participate in the defense of such action.

         Section 8. Effect of Amendment
Any amendment, repeal, or modification of this Article shall not adversely affect any right or protection of any Agent existing at the time of such amendment, repeal, or modification.

         Section 9. Subrogation.
In the event of payment under this Article, the corporation shall be subrogated to the extent of such payment to all of the rights of recovery of the Agent, who shall execute all papers required and shall do everything that may be necessary to secure such rights, including the execution of such documents necessary to enable the corporation effectively to bring suit to enforce such rights.

         Section 10. No Duplication of Payments.
The corporation shall not he liable under this Article to make any payment in connection with any claim made against the Agent to the extent the Agent has otherwise actually received payment (under any insurance policy, agreement, vote, or otherwise) of the amounts otherwise indemnifiable hereunder.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


         The directors and officers of  Transamerica  Occidental  Life Insurance
Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CAN, Lloyds, Gulf, Chubb, Travelers.


         Pursuant to the Marketing Agreement with the Underwriter, Transamerica Occidental will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica Occidental.


Item 29.  Principal Underwriter

         (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter and distributor for shares of Transamerica Investors, Inc. The Underwriter is wholly-owned by Transamerica Insurance
Corporation of California. Until November 1, 1996, Transamerica Financial Resources, Inc. ("TFR") served as principal underwriter for the Contracts.

         (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:



          Names and Principal                   Offices with
           Business Address                          Principal Underwriter

         Barbara Kelley                     Director & President
         Regina Fink                        Director & Secretary
         Nooruddin Veerjee          Director
         Dan Trivers                        Senior Vice President
         Nicki Bair                         Vice President
         Chris Shaw                         Second Vice President
         Ben Tang                   Treasurer

*The Principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.


TSSC received $825.00 from Separate Account C in 1997.



Item 30.  Location of Accounts and Records

         Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 1150 South Olive Street, Los Angeles, California 90015-2211.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a)  Not applicable.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

         (d) Transamerica Occidental Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to the incurred, and the risks assumed by Transamerica Occidental Life Insurance Company.


        (e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                                SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this registration statement and that it has caused this Post-Effective Amendment No. 47 to the Registration Statement to be signed on its behalf in the City of Los Angeles, State of California, on the 28th day of April, 1998.


               SEPARATE ACCOUNT C OF
               TRANSAMERICA OCCIDENTAL
               LIFE INSURANCE COMPANY
               (REGISTRANT)

               TRANSAMERICA OCCIDENTAL
               LIFE INSURANCE COMPANY
               (DEPOSITOR)


----------------------------------
    David M. Goldstein
    Vice President




          As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed by the following persons or by their duly appointed attorney-in-fact in the capacities and on the dates indicated.

Signatures                                           Titles                              Date



______________________*                              Director and Chief                  April 28, 1998
Robert Abeles                                        Financial Officer

______________________*                              President, Chairman,                April 28 , 1998
Thomas J. Cusack                                     Chief Executive Officer

                                                              and Director


1998______________________*                          Director                            April 28 , 1998
James W. Dederer

______________________*                              Director                            April 28 , 1998
Richard I. Finn


______________________*                              Director                            April 28, 1998
George A. Foegele

______________________*                              Director                            April 28, 1998
David E. Gooding

______________________*                              Director                            April 28, 1998
Edgar H. Grubb

______________________*                              Director                            April 28, 1998
Frank C. Herringer

______________________*                              Director                            April 28, 1998
Richard N. Latzer

______________________*                              Director                            April 28, 1998
Karen MacDonald

______________________*                              Director                            April 28, 1998
Gary U. Rolle'

______________________*                              Director                            April 28, 1998
Paul E. Rutledge III


______________________*                              Director                            April 28, 1998
Nooruddin S. Veerjee

______________________*                              Director                            April 28, 1998
T. Desmond Sugrue

______________________*                              Director                            April 28, 1998
Bruce A. Turkstra

______________________*                              Director                            April 28, 1998
Robert A. Watson

---------------------
*By: David M. Goldstein    On April 28, 1998 as Attorney-in-Fact pursuant to
          powers of  attorney  previously  filed  and  filed  herewith, and in his own  capacity  as Vice President.

                                              EXHIBIT INDEX

Exhibit                                              Description
   No.                                                of Exhibit


(10)(b)                                        Consent of Independent Auditors.

(15)                                                 Power of Attorney

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Robert Abeles

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Thomas J. Cusack

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                James W. Dederer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Richard H. Finn

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                George A. Foegele

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                David E. Gooding

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Edgar H. Grubb

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               Frank C. Herringer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Richard N. Latzer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), her true and lawful attorney-in-fact and agent, with full power of substitution to each, for her and on her behalf and in her name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and her or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Karen MacDonald

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Mark McEachen

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Gary U. Rolle'

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                              Paul E. Rutledge III

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                T. Desmond Sugrue

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Bruce A. Turkstra

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Nooruddin Veerjee

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Robert A. Watson

Exhibit 10(b) Consent of Independent Auditors


We consent to the reference to our firm under the caption "Condensed Financial Information" and Independent Auditors" in Post-Effective Amendment No. 47 under the Securities Act of 1933 and Post-Effective Amendment No. 29 under the Investment Company Act of 1940 to the Registration Statement (Form N-4 No. 2-36250) and related Prospectus and Statement of Additional Information of Separate Account C of Transamerica Occidental Life Insurance Company and to the use of our report dated January 23, 1998 with respect to the consolidated financial statements of Transamerica Occidental Life Insurance Company and our report dated April 13, 1998 with respect to the financial statements of Separate Account C, both included in the Statement of Additional Information.


/s/Ernst & Young LLP
Los Angeles, California
April 28, 1998